AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 90.0%
Affiliated Mutual Funds — 36.5%
Domestic Equity — 6.0%
AST Large-Cap Growth Portfolio*	831,841	$90,753,828
AST Large-Cap Value Portfolio*	547,674	32,044,390
AST Small-Cap Equity Portfolio*	246,862	20,778,365
PGIM Jennison Natural Resources Fund	4,589	313,754
PSF PGIM Jennison Blend Portfolio*	278,807	39,771,832
PSF PGIM Jennison Value Portfolio*	140,307	9,618,072
		193,280,241
Fixed Income — 29.8%
AST PGIM Fixed Income Central Portfolio*	80,657,928	951,763,555
PSF PGIM High Yield Bond Portfolio*	2,063,727	15,931,976
		967,695,531
International Equity — 0.7%
PGIM Global Real Estate Fund	14,011	295,070
PGIM Jennison Emerging Markets Equity Opportunities Fund	39,915	813,870
PGIM Jennison International Opportunities Fund	549,570	19,899,946
		21,008,886

Total Affiliated Mutual Funds (cost $1,010,592,022)(wa)		1,181,984,658
Common Stocks — 14.5%
Aerospace & Defense — 0.4%
Airbus SE (France)	5,274	1,231,616
ATI, Inc.*	1,000	81,340
BAE Systems PLC (United Kingdom)	11,818	328,971
Boeing Co. (The)*	2,200	474,826
Curtiss-Wright Corp.	800	434,352
Elbit Systems Ltd. (Israel)	377	191,797
General Dynamics Corp.	5,215	1,778,315
General Electric Co.	7,800	2,346,396
Howmet Aerospace, Inc.	5,654	1,109,484
L3Harris Technologies, Inc.	1,700	519,197
Leonardo SpA (Italy)	1,886	120,679
Lockheed Martin Corp.	200	99,842
MTU Aero Engines AG (Germany)	205	94,574
Northrop Grumman Corp.	1,828	1,113,837
Rheinmetall AG (Germany)	256	598,828
Rolls-Royce Holdings PLC (United Kingdom)	77,467	1,245,225
RTX Corp.	3,901	652,754
Saab AB (Sweden) (Class B Stock)	3,577	219,779
Safran SA (France)	2,267	804,488
Singapore Technologies Engineering Ltd. (Singapore)	35,700	238,388
Thales SA (France)	1,015	320,856
		14,005,544
Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)	8,105	362,191
FedEx Corp.	3,000	707,430
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	6,000	$501,180
		1,570,801
Automobile Components — 0.0%
Aisin Corp. (Japan)	8,700	150,250
Aptiv PLC (United Kingdom)*	3,200	275,904
Aumovio SE (Germany)*	655	27,007
Bridgestone Corp. (Japan)	11,400	526,887
Cie Generale des Etablissements Michelin SCA (France)	5,014	180,573
Continental AG (Germany)	1,311	86,731
Gentex Corp.	6,800	192,440
Sumitomo Electric Industries Ltd. (Japan)	8,100	230,478
		1,670,270
Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	2,597	261,745
Ferrari NV (Italy)	205	99,368
Ford Motor Co.	43,400	519,064
General Motors Co.	16,900	1,030,393
Honda Motor Co. Ltd. (Japan)	52,000	536,605
Mercedes-Benz Group AG (Germany)	9,857	621,287
Stellantis NV	10,453	97,020
Subaru Corp. (Japan)	4,400	89,669
Suzuki Motor Corp. (Japan)	16,600	241,677
Tesla, Inc.*	12,354	5,494,071
Toyota Motor Corp. (Japan)	49,100	943,038
Yamaha Motor Co. Ltd. (Japan)	15,900	119,047
		10,052,984
Banks — 1.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	8,709	279,381
AIB Group PLC (Ireland)	71,594	652,704
ANZ Group Holdings Ltd. (Australia)	24,526	538,555
Banco Bilbao Vizcaya Argentaria SA (Spain)	41,934	808,053
Banco Santander SA (Spain)	81,049	850,554
Bank Hapoalim BM (Israel)	9,183	186,665
Bank of America Corp.	51,084	2,635,424
Bankinter SA (Spain)	3,024	47,804
Barclays PLC (United Kingdom)	238,411	1,226,702
BNP Paribas SA (France)	14,901	1,362,887
BOC Hong Kong Holdings Ltd. (China)	58,500	274,059
CaixaBank SA (Spain)	84,572	893,242
Citigroup, Inc.	8,070	819,105
Columbia Banking System, Inc.	6,000	154,440
Commerzbank AG (Germany)	2,658	100,637
Commonwealth Bank of Australia (Australia)	7,071	780,876
Credit Agricole SA (France)	11,306	222,797
Danske Bank A/S (Denmark)	3,720	158,898
DBS Group Holdings Ltd. (Singapore)	19,430	770,551
Erste Group Bank AG (Austria)	1,175	115,505
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
First Horizon Corp.	23,400	$529,074
HSBC Holdings PLC (United Kingdom)	157,360	2,220,840
ING Groep NV (Netherlands)	55,476	1,454,345
Intesa Sanpaolo SpA (Italy)	113,739	752,859
Japan Post Bank Co. Ltd. (Japan)	17,000	208,164
JPMorgan Chase & Co.	12,000	3,785,160
KBC Group NV (Belgium)	1,413	169,332
Lloyds Banking Group PLC (United Kingdom)	389,273	440,496
Mitsubishi UFJ Financial Group, Inc. (Japan)	102,100	1,647,014
Mizuho Financial Group, Inc. (Japan)	12,900	433,645
National Australia Bank Ltd. (Australia)	17,172	500,938
NatWest Group PLC (United Kingdom)	92,169	651,022
Nordea Bank Abp (Finland)	26,277	432,619
Oversea-Chinese Banking Corp. Ltd. (Singapore)	12,800	163,195
PNC Financial Services Group, Inc. (The)	7,231	1,452,925
Regions Financial Corp.	8,200	216,234
Resona Holdings, Inc. (Japan)	36,000	367,103
Sberbank of Russia PJSC (Russia)*^	61,896	—
Shizuoka Financial Group, Inc. (Japan)	2,800	38,302
Societe Generale SA (France)	7,705	512,971
Standard Chartered PLC (United Kingdom)	14,706	285,408
Sumitomo Mitsui Financial Group, Inc. (Japan)	33,800	950,891
Svenska Handelsbanken AB (Sweden) (Class A Stock)	18,378	239,789
Swedbank AB (Sweden) (Class A Stock)	12,012	362,591
U.S. Bancorp	6,081	293,895
UniCredit SpA (Italy)	10,307	784,312
Wells Fargo & Co.	41,385	3,468,891
Westpac Banking Corp. (Australia)	17,158	442,073
		35,682,927
Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	7,112	425,132
Asahi Group Holdings Ltd. (Japan)	21,700	260,160
Carlsberg A/S (Denmark) (Class B Stock)	234	27,237
Celsius Holdings, Inc.*	12,700	730,123
Coca-Cola Co. (The)	10,308	683,627
Coca-Cola Europacific Partners PLC (United Kingdom)	3,701	334,607
Coca-Cola HBC AG (Italy)*	3,254	153,519
Diageo PLC (United Kingdom)	12,079	289,023
Heineken Holding NV (Netherlands)	352	24,169
Keurig Dr. Pepper, Inc.	16,400	418,364
Kirin Holdings Co. Ltd. (Japan)	15,400	225,628
Monster Beverage Corp.*	4,700	316,357
PepsiCo, Inc.	2,300	323,012
Suntory Beverage & Food Ltd. (Japan)	2,900	90,636
		4,301,594
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.2%
AbbVie, Inc.	12,759	$2,954,219
Amgen, Inc.	3,300	931,260
Argenx SE (Netherlands)*	727	537,143
Biogen, Inc.*	2,200	308,176
CSL Ltd.	2,892	380,432
Exelixis, Inc.*	2,000	82,600
Gilead Sciences, Inc.	13,900	1,542,900
Incyte Corp.*	4,500	381,645
Neurocrine Biosciences, Inc.*	700	98,266
Regeneron Pharmaceuticals, Inc.	525	295,192
Swedish Orphan Biovitrum AB (Sweden)*	6,045	184,785
Vertex Pharmaceuticals, Inc.*	674	263,965
		7,960,583
Broadline Retail — 0.4%
Amazon.com, Inc.*	46,647	10,242,282
Coupang, Inc. (South Korea)*	3,400	109,480
eBay, Inc.	8,000	727,600
Next PLC (United Kingdom)	1,694	282,396
Pan Pacific International Holdings Corp. (Japan)	36,500	240,314
Prosus NV (China)*	11,971	846,530
Sea Ltd. (Singapore), ADR*	3,400	607,682
Wesfarmers Ltd. (Australia)	800	48,667
		13,104,951
Building Products — 0.1%
Armstrong World Industries, Inc.	4,400	862,444
Assa Abloy AB (Sweden) (Class B Stock)	3,983	138,640
Belimo Holding AG (Switzerland)	96	100,964
Carrier Global Corp.(a)	11,543	689,117
Cie de Saint-Gobain SA (France)	4,261	461,686
Owens Corning	3,700	523,402
ROCKWOOL A/S (Denmark) (Class B Stock)	4,405	164,224
Trane Technologies PLC	2,022	853,203
		3,793,680
Capital Markets — 0.6%
3i Group PLC (United Kingdom)	8,731	481,279
Ameriprise Financial, Inc.	795	390,544
Amundi SA (France), 144A	5,457	433,693
Ares Management Corp. (Class A Stock)(a)	1,186	189,630
Bank of New York Mellon Corp. (The)	15,608	1,700,648
Blackrock, Inc.	142	165,554
Blackstone, Inc.	4,998	853,908
Charles Schwab Corp. (The)	13,479	1,286,840
CME Group, Inc.	570	154,008
Daiwa Securities Group, Inc. (Japan)	5,600	45,506
Deutsche Bank AG (Germany)	15,261	540,480
Futu Holdings Ltd. (Hong Kong), ADR	800	139,128
Goldman Sachs Group, Inc. (The)	901	717,511
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	7,100	403,071

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.	500	$102,660
Intercontinental Exchange, Inc.	4,100	690,768
Invesco Ltd.	41,000	940,540
Janus Henderson Group PLC	10,100	449,551
Japan Exchange Group, Inc. (Japan)	18,200	203,239
Macquarie Group Ltd. (Australia)	234	33,965
Morgan Stanley	9,548	1,517,750
Morningstar, Inc.	800	185,608
Nasdaq, Inc.	11,300	999,485
Nomura Holdings, Inc. (Japan)	7,800	57,164
Northern Trust Corp.	7,400	996,040
Partners Group Holding AG (Switzerland)	281	367,663
Raymond James Financial, Inc.(a)	5,800	1,001,080
Robinhood Markets, Inc. (Class A Stock)*	700	100,226
S&P Global, Inc.	2,800	1,362,788
SBI Holdings, Inc. (Japan)	9,900	431,021
Singapore Exchange Ltd. (Singapore)	24,000	308,097
UBS Group AG (Switzerland)	28,169	1,158,128
Virtu Financial, Inc. (Class A Stock)	5,900	209,450
		18,617,023
Chemicals — 0.2%
Air Liquide SA (France)	2,072	431,715
Air Products & Chemicals, Inc.	1,475	402,262
Asahi Kasei Corp. (Japan)	18,000	141,475
Corteva, Inc.	2,100	142,023
DSM-Firmenich AG (Switzerland)	500	42,659
DuPont de Nemours, Inc.	6,400	498,560
Eastman Chemical Co.	5,600	353,080
Ecolab, Inc.	2,200	602,492
Evonik Industries AG (Germany)	6,340	110,247
Givaudan SA (Switzerland)	6	24,474
ICL Group Ltd. (Israel)	7,524	46,982
International Flavors & Fragrances, Inc.	2,200	135,388
LANXESS AG (Germany)	5,279	131,443
Linde PLC	1,500	712,500
Nitto Denko Corp. (Japan)	5,900	139,858
Orica Ltd. (Australia)	25,410	354,868
Shin-Etsu Chemical Co. Ltd. (Japan)	8,800	288,143
Yara International ASA (Brazil)	10,223	374,714
		4,932,883
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	23,466	385,022
Cintas Corp.	1,100	225,786
Dai Nippon Printing Co. Ltd. (Japan)	9,600	163,246
RB Global, Inc. (Canada)	2,600	281,736
Republic Services, Inc.	1,384	317,600
Securitas AB (Sweden) (Class B Stock)	10,845	163,468
Veralto Corp.	1,700	181,237
		1,718,095
Communications Equipment — 0.1%
Arista Networks, Inc.*	7,800	1,136,538
Cisco Systems, Inc.	27,100	1,854,182
	Shares	Value

Common Stocks (continued)
Communications Equipment (cont’d.)
Nokia OYJ (Finland)	68,625	$330,004
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	46,650	386,542
		3,707,266
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,708	217,068
Bouygues SA (France)	5,838	263,315
Eiffage SA (France)	2,947	377,563
Kajima Corp. (Japan)	2,100	61,204
Quanta Services, Inc.	500	207,210
Skanska AB (Sweden) (Class B Stock)	7,334	190,361
Vinci SA (France)	4,321	600,498
		1,917,219
Construction Materials — 0.1%
CRH PLC (XLON)	4,349	524,700
CRH PLC (NYSE)	3,800	455,620
Heidelberg Materials AG (Germany)	1,434	324,150
Holcim AG*	4,410	376,281
Martin Marietta Materials, Inc.	500	315,140
Vulcan Materials Co.	2,409	741,057
		2,736,948
Consumer Finance — 0.1%
American Express Co.	3,832	1,272,837
Capital One Financial Corp.	5,787	1,230,201
OneMain Holdings, Inc.	2,400	135,504
Synchrony Financial(a)	7,600	539,980
		3,178,522
Consumer Staples Distribution & Retail — 0.3%
Aeon Co. Ltd. (Japan)	17,000	206,350
Coles Group Ltd. (Australia)	18,022	277,409
Costco Wholesale Corp.	1,800	1,666,134
Dollar Tree, Inc.*	1,200	113,244
Endeavour Group Ltd. (Australia)	26,163	62,813
Koninklijke Ahold Delhaize NV (Netherlands)	13,875	561,445
Kroger Co. (The)	10,300	694,323
Marks & Spencer Group PLC (United Kingdom)	7,543	37,007
MatsukiyoCocokara & Co. (Japan)	11,600	235,632
Seven & i Holdings Co. Ltd. (Japan)	7,100	95,271
Target Corp.	11,200	1,004,640
Tesco PLC (United Kingdom)	143,057	857,439
US Foods Holding Corp.*	1,800	137,916
Walmart, Inc.	23,443	2,416,036
		8,365,659
Containers & Packaging — 0.0%
Crown Holdings, Inc.	1,200	115,908
Packaging Corp. of America	543	118,336
		234,244

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Distributors — 0.0%
D’ieteren Group (Belgium)	277	$51,992
Diversified Consumer Services — 0.0%
ADT, Inc.	73,800	642,798
Diversified REITs — 0.0%
Covivio SA (France)	1,601	107,906
GPT Group (The) (Australia)	25,077	89,037
Mirvac Group (Australia)	121,521	182,487
Stockland (Australia)	34,986	141,491
		520,921
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	16,800	474,432
Deutsche Telekom AG (Germany)	41,082	1,399,642
Elisa OYJ (Finland)	2,576	135,210
HKT Trust & HKT Ltd. (Hong Kong), UTS	38,000	56,184
Koninklijke KPN NV (Netherlands)	62,248	298,762
Telenor ASA (Norway)	11,186	185,615
Telia Co. AB (Sweden)	61,088	233,049
Telstra Group Ltd. (Australia)	161,783	515,784
Verizon Communications, Inc.	21,686	953,099
		4,251,777
Electric Utilities — 0.3%
Acciona SA (Spain)	619	124,381
American Electric Power Co., Inc.(a)	10,500	1,181,250
Chubu Electric Power Co., Inc. (Japan)	6,900	95,827
Constellation Energy Corp.	2,400	789,768
Endesa SA (Spain)	3,096	98,931
Enel SpA (Italy)	139,697	1,323,844
Entergy Corp.	2,304	214,710
FirstEnergy Corp.	15,500	710,210
Iberdrola SA (Spain)	20,236	383,054
Kansai Electric Power Co., Inc. (The) (Japan)	3,900	55,785
NextEra Energy, Inc.(a)	16,409	1,238,715
NRG Energy, Inc.	6,100	987,895
Origin Energy Ltd. (Australia)	9,152	75,527
Southern Co. (The)	8,349	791,235
Terna - Rete Elettrica Nazionale (Italy)	17,031	172,839
Xcel Energy, Inc.	2,814	226,949
		8,470,920
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	19,440	1,406,743
Eaton Corp. PLC	3,872	1,449,096
Fuji Electric Co. Ltd. (Japan)	2,500	167,584
Fujikura Ltd. (Japan)	3,000	293,451
GE Vernova, Inc.	2,100	1,291,290
Legrand SA (France)	4,252	706,517
Mitsubishi Electric Corp. (Japan)	10,700	274,816
NIDEC Corp. (Japan)	4,900	87,097
nVent Electric PLC(a)	7,800	769,392
Prysmian SpA (Italy)	1,155	114,947
Rockwell Automation, Inc.	1,200	419,436
Schneider Electric SE	2,134	600,662
Siemens Energy AG (Germany)*	4,580	538,512
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Vertiv Holdings Co. (Class A Stock)	1,300	$196,118
Vestas Wind Systems A/S (Denmark)	4,501	85,624
		8,401,285
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	4,200	519,750
Corning, Inc.	8,101	664,525
Halma PLC (United Kingdom)	11,303	526,163
Keyence Corp. (Japan)	500	186,281
Littelfuse, Inc.	600	155,406
TDK Corp. (Japan)	7,800	112,950
Vontier Corp.	12,100	507,837
Yokogawa Electric Corp. (Japan)	2,100	60,267
Zebra Technologies Corp. (Class A Stock)*	1,500	445,740
		3,178,919
Energy Equipment & Services — 0.0%
Baker Hughes Co.(a)	21,222	1,033,936
Schlumberger NV	3,400	116,858
Tenaris SA	1,890	33,865
		1,184,659
Entertainment — 0.2%
Netflix, Inc.*	2,000	2,397,840
Nintendo Co. Ltd. (Japan)	4,300	372,033
ROBLOX Corp. (Class A Stock)*	900	124,668
Spotify Technology SA*	600	418,800
Take-Two Interactive Software, Inc.*	400	103,344
Walt Disney Co. (The)	21,300	2,438,850
Warner Bros Discovery, Inc.*	14,500	283,185
		6,138,720
Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	8,023	161,140
Berkshire Hathaway, Inc. (Class B Stock)*	7,000	3,519,180
Edenred SE (France)	4,598	109,500
Fidelity National Information Services, Inc.	13,646	899,817
Global Payments, Inc.	1,800	149,544
Industrivarden AB (Sweden) (Class A Stock)	724	28,763
Investor AB (Sweden) (Class B Stock)	1,755	54,939
M&G PLC (United Kingdom)	63,152	215,368
Mastercard, Inc. (Class A Stock)	7,100	4,038,551
ORIX Corp. (Japan)	16,000	419,936
PayPal Holdings, Inc.*	12,500	838,250
Visa, Inc. (Class A Stock)	5,500	1,877,590
		12,312,578
Food Products — 0.1%
Ajinomoto Co., Inc. (Japan)	5,000	143,346
Associated British Foods PLC (United Kingdom)	2,814	77,755
Conagra Brands, Inc.	27,400	501,694
Danone SA (France)	297	25,879

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
General Mills, Inc.	10,600	$534,452
Hormel Foods Corp.	6,300	155,862
Ingredion, Inc.	2,700	329,697
Mondelez International, Inc. (Class A Stock)	10,990	686,545
Nestle SA	17,433	1,600,964
Post Holdings, Inc.*	1,100	118,228
WH Group Ltd. (Hong Kong), 144A	285,000	308,641
Yamazaki Baking Co. Ltd. (Japan)	9,600	213,723
		4,696,786
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	5,200	150,611
Snam SpA (Italy)	32,546	195,414
Tokyo Gas Co. Ltd. (Japan)	4,100	145,790
		491,815
Ground Transportation — 0.1%
Central Japan Railway Co. (Japan)	1,300	37,271
CSX Corp.	4,800	170,448
Grab Holdings Ltd. (Singapore) (Class A Stock)*	19,400	116,788
Norfolk Southern Corp.	1,197	359,591
Uber Technologies, Inc.*	11,000	1,077,670
Union Pacific Corp.	8,366	1,977,471
		3,739,239
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	4,568	611,838
Becton, Dickinson & Co.	886	165,833
Boston Scientific Corp.*	2,900	283,127
DENTSPLY SIRONA, Inc.	8,600	109,134
Edwards Lifesciences Corp.*	5,773	448,966
EssilorLuxottica SA (France)	678	220,861
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	11,744	252,232
Getinge AB (Sweden) (Class B Stock)	5,610	120,912
Hoya Corp. (Japan)	4,700	649,871
IDEXX Laboratories, Inc.*(a)	1,700	1,086,113
Insulet Corp.*	1,600	493,968
Intuitive Surgical, Inc.*	2,800	1,252,244
Medtronic PLC	13,953	1,328,884
Siemens Healthineers AG (Germany), 144A	1,255	67,979
Smith & Nephew PLC (United Kingdom)	26,577	482,036
STERIS PLC	3,100	767,064
Stryker Corp.	1,398	516,799
Terumo Corp. (Japan)	5,600	92,380
		8,950,241
Health Care Providers & Services — 0.2%
Cencora, Inc.	446	139,389
Centene Corp.*	26,600	949,088
Cigna Group (The)	5,046	1,454,510
CVS Health Corp.	9,659	728,192
Elevance Health, Inc.	300	96,936
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Encompass Health Corp.	3,800	$482,676
Fresenius Medical Care AG (Germany)	6,565	346,879
Fresenius SE & Co. KGaA (Germany)	2,322	129,766
McKesson Corp.	800	618,032
Quest Diagnostics, Inc.	628	119,684
Sonic Healthcare Ltd. (Australia)	20,767	294,141
Tenet Healthcare Corp.*	2,900	588,816
UnitedHealth Group, Inc.	2,681	925,749
		6,873,858
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	23,100	442,365
Ventas, Inc.	3,213	224,878
		667,243
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	400	81,438
Hotels, Restaurants & Leisure — 0.3%
Amadeus IT Group SA (Spain)	2,079	165,259
Aramark	3,200	122,880
Aristocrat Leisure Ltd. (Australia)	4,359	201,793
Booking Holdings, Inc.	320	1,727,767
Chipotle Mexican Grill, Inc.*	9,093	356,355
Compass Group PLC (United Kingdom)	16,777	571,857
Darden Restaurants, Inc.	800	152,288
DoorDash, Inc. (Class A Stock)*	1,500	407,985
DraftKings, Inc. (Class A Stock)*	4,100	153,340
Entain PLC (United Kingdom)	7,892	93,272
Evolution AB (Sweden), 144A	775	63,801
Galaxy Entertainment Group Ltd. (Macau)	64,000	351,895
InterContinental Hotels Group PLC (United Kingdom)	209	25,270
Lottery Corp. Ltd. (The) (Australia)	23,100	89,701
Marriott International, Inc. (Class A Stock)(a)	1,180	307,319
McDonald’s Corp.	5,817	1,767,728
Oriental Land Co. Ltd. (Japan)	5,200	125,180
Royal Caribbean Cruises Ltd.	1,300	420,654
Sodexo SA (France)	1,595	100,635
Viking Holdings Ltd.*	12,300	764,568
Yum! Brands, Inc.	5,508	837,216
Zensho Holdings Co. Ltd. (Japan)	1,600	104,524
		8,911,287
Household Durables — 0.1%
Cairn Homes PLC (Ireland)	78,921	177,904
Garmin Ltd.	900	221,598
Panasonic Holdings Corp. (Japan)	36,200	392,918
PulteGroup, Inc.	1,800	237,834
Sony Group Corp. (Japan)	47,400	1,362,594
		2,392,848
Household Products — 0.1%
Colgate-Palmolive Co.	14,100	1,127,154
Essity AB (Sweden) (Class B Stock)	11,956	312,519

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Henkel AG & Co. KGaA (Germany)	635	$47,134
Procter & Gamble Co. (The)	7,903	1,214,296
Reckitt Benckiser Group PLC (United Kingdom)	5,760	443,532
		3,144,635
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	5,664	251,927
Industrial Conglomerates — 0.1%
3M Co.	2,001	310,515
CK Hutchison Holdings Ltd. (United Kingdom)	35,000	229,950
Hitachi Ltd. (Japan)	24,300	643,782
Honeywell International, Inc.	3,124	657,602
Sekisui Chemical Co. Ltd. (Japan)	2,700	50,265
Siemens AG (Germany)	6,770	1,827,751
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	10,500	88,960
		3,808,825
Industrial REITs — 0.1%
Goodman Group (Australia)	7,884	170,855
Prologis, Inc.	13,881	1,589,652
Segro PLC (United Kingdom)	21,626	191,088
		1,951,595
Insurance — 0.5%
Admiral Group PLC (United Kingdom)	4,430	199,940
Aegon Ltd. (Netherlands)	34,855	281,001
AIA Group Ltd. (Hong Kong)	40,800	391,026
Allianz SE (Germany)	1,792	753,942
Allstate Corp. (The)	3,400	729,810
American International Group, Inc.	13,400	1,052,436
Arthur J. Gallagher & Co.(a)	3,362	1,041,346
ASR Nederland NV (Netherlands)	9,524	648,102
Aviva PLC (United Kingdom)	6,732	62,276
AXA SA (France)	30,735	1,473,897
Chubb Ltd.	5,408	1,526,408
Dai-ichi Life Holdings, Inc. (Japan)	6,100	47,984
First American Financial Corp.	4,900	314,776
Marsh & McLennan Cos., Inc.	4,200	846,426
MetLife, Inc.	13,700	1,128,469
MS&AD Insurance Group Holdings, Inc. (Japan)	1,800	40,763
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,261	805,116
NN Group NV (Netherlands)	6,847	482,833
Phoenix Financial Ltd. (Israel)	3,468	129,856
Phoenix Group Holdings PLC (United Kingdom)	32,906	285,527
Poste Italiane SpA (Italy), 144A	10,326	245,460
Progressive Corp. (The)	2,518	621,820
Prudential PLC (Hong Kong)	37,197	520,748
QBE Insurance Group Ltd. (Australia)	50,993	693,926
Sampo OYJ (Finland) (Class A Stock)	10,439	120,017
Sompo Holdings, Inc. (Japan)	3,300	102,021
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Sony Financial Group, Inc. (Japan)*	47,400	$52,565
Swiss Re AG	2,136	396,713
Talanx AG (Germany)	3,427	456,913
Tokio Marine Holdings, Inc. (Japan)	4,100	173,525
Travelers Cos., Inc. (The)	1,612	450,103
Unipol Assicurazioni SpA (Italy)	19,695	423,395
Unum Group	1,400	108,892
Zurich Insurance Group AG (Switzerland)	585	418,148
		17,026,180
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)	32,936	8,006,742
Alphabet, Inc. (Class C Stock)	21,800	5,309,390
Diamond Sports Group LLC*(x)	17,132	175,603
LY Corp. (Japan)	10,400	33,384
Meta Platforms, Inc. (Class A Stock)	12,107	8,891,139
REA Group Ltd. (Australia)	947	144,813
Scout24 SE (Germany), 144A	1,994	250,162
		22,811,233
IT Services — 0.2%
Accenture PLC (Ireland) (Class A Stock)	1,657	408,616
Akamai Technologies, Inc.*	1,300	98,488
Capgemini SE (France)	2,862	417,501
Cognizant Technology Solutions Corp. (Class A Stock)	14,300	959,101
Fujitsu Ltd. (Japan)	11,500	269,771
Gartner, Inc.*	3,600	946,332
International Business Machines Corp.	1,962	553,598
NEC Corp. (Japan)	13,100	419,319
Nomura Research Institute Ltd. (Japan)	2,100	80,623
Obic Co. Ltd. (Japan)	4,700	163,811
Otsuka Corp. (Japan)	18,200	379,911
Snowflake, Inc.*	3,000	676,650
TIS, Inc. (Japan)	4,000	131,941
		5,505,662
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	3,200	106,469
Shimano, Inc. (Japan)	1,000	111,758
		218,227
Life Sciences Tools & Services — 0.1%
Danaher Corp.	5,600	1,110,256
Eurofins Scientific SE (Luxembourg)	962	70,155
Lonza Group AG (Switzerland)	656	438,627
QIAGEN NV	4,776	213,026
Thermo Fisher Scientific, Inc.	1,100	533,522
West Pharmaceutical Services, Inc.	800	209,864
		2,575,450
Machinery — 0.3%
Alfa Laval AB (Sweden)	3,492	159,463
Allison Transmission Holdings, Inc.	9,400	797,872
Alstom SA (France)*	15,584	407,778

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class B Stock)	9,591	$144,320
Caterpillar, Inc.	600	286,290
Crane Co.	3,100	570,834
Daifuku Co. Ltd. (Japan)	9,300	297,637
Deere & Co.	3,076	1,406,532
Dover Corp.	3,209	535,358
Epiroc AB (Sweden) (Class B Stock)	2,346	44,383
FANUC Corp. (Japan)	2,200	63,221
GEA Group AG (Germany)	1,675	123,836
Komatsu Ltd. (Japan)	4,900	170,702
Lincoln Electric Holdings, Inc.	1,500	353,745
Makita Corp. (Japan)	1,600	51,858
MINEBEA MITSUMI, Inc. (Japan)	15,800	296,894
Mitsubishi Heavy Industries Ltd. (Japan)	18,100	473,661
Parker-Hannifin Corp.	2,053	1,556,482
Sandvik AB (Sweden)	10,618	296,618
Schindler Holding AG (Switzerland)	144	52,106
SMC Corp. (Japan)	400	123,637
Volvo AB (Sweden) (Class B Stock)	2,207	63,468
Wartsila OYJ Abp (Finland)	13,653	409,517
Xylem, Inc.	1,500	221,250
Yangzijiang Shipbuilding Holdings Ltd. (China)	70,500	184,447
		9,091,909
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	17	33,347
AP Moller - Maersk A/S (Denmark) (Class B Stock)	32	62,905
Kawasaki Kisen Kaisha Ltd. (Japan)	10,000	142,189
Kirby Corp.*	1,500	125,175
Mitsui OSK Lines Ltd. (Japan)	1,300	39,467
Nippon Yusen KK (Japan)	6,900	235,463
SITC International Holdings Co. Ltd. (China)	62,000	238,696
		877,242
Media — 0.1%
Comcast Corp. (Class A Stock)	47,923	1,505,741
Publicis Groupe SA (France)	2,418	232,692
WPP PLC (United Kingdom)	47,893	238,733
		1,977,166
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	2,844	107,240
Antofagasta PLC (Chile)	2,548	94,760
ArcelorMittal SA (Luxembourg)	8,119	292,900
BHP Group Ltd. (Australia)	31,604	882,865
BlueScope Steel Ltd. (Australia)	14,083	211,539
Boliden AB (Sweden)*	3,336	136,170
Carpenter Technology Corp.	1,500	368,310
Evolution Mining Ltd. (Australia)	22,556	160,791
Fortescue Ltd. (Australia)	19,311	239,156
Freeport-McMoRan, Inc.	19,400	760,868
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Fresnillo PLC (Mexico)	11,360	$362,370
Glencore PLC (Australia)*	67,676	311,690
Newmont Corp.	4,600	387,826
Nippon Steel Corp. (Japan)	34,500	142,097
Norsk Hydro ASA (Norway)	22,329	151,818
Northern Star Resources Ltd. (Australia)	2,958	46,190
Nucor Corp.	2,300	311,489
Rio Tinto Ltd. (Australia)	2,284	184,235
Rio Tinto PLC (Australia)	5,541	365,165
South32 Ltd. (Australia)	15,081	27,338
Valterra Platinum Ltd. (South Africa)	326	23,237
		5,568,054
Multi-Utilities — 0.1%
Ameren Corp.	2,700	281,826
CMS Energy Corp.	3,584	262,564
Dominion Energy, Inc.	4,375	267,619
DTE Energy Co.	5,500	777,865
E.ON SE (Germany)	39,369	741,533
Engie SA (France)	17,807	382,789
National Grid PLC (United Kingdom)	10,177	146,230
NiSource, Inc.	10,000	433,000
Public Service Enterprise Group, Inc.	1,506	125,691
Veolia Environnement SA (France)	1,775	60,531
		3,479,648
Oil, Gas & Consumable Fuels — 0.4%
BP PLC	49,923	286,640
Cenovus Energy, Inc. (Canada)	21,987	373,322
Cheniere Energy, Inc.	500	117,490
Chevron Corp.	11,869	1,843,137
ConocoPhillips	20,322	1,922,258
ENEOS Holdings, Inc. (Japan)	39,000	246,995
EOG Resources, Inc.(a)	9,141	1,024,889
Equinor ASA (Norway)	9,369	228,474
Exxon Mobil Corp.	24,100	2,717,275
Galp Energia SGPS SA (Portugal)	5,997	113,642
Idemitsu Kosan Co. Ltd. (Japan)	3,600	24,630
Inpex Corp. (Japan)	27,000	486,153
LUKOIL PJSC (Russia)*^	3,042	—
Marathon Petroleum Corp.	1,900	366,206
Phillips 66	3,000	408,060
Repsol SA (Spain)	3,325	59,126
Shell PLC	57,429	2,046,829
TotalEnergies SE (France)	14,344	873,673
Williams Cos., Inc. (The)	9,200	582,820
Woodside Energy Group Ltd. (Australia)	14,091	212,788
		13,934,407
Passenger Airlines — 0.0%
Deutsche Lufthansa AG (Germany)	3,696	31,369
International Consolidated Airlines Group SA (United Kingdom)	84,528	442,373
Qantas Airways Ltd. (Australia)	84,899	613,463

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Passenger Airlines (cont’d.)
Ryanair Holdings PLC (Italy)	12,963	$378,810
		1,466,015
Personal Care Products — 0.0%
Kao Corp. (Japan)	1,800	78,446
L’Oreal SA (France)	763	331,514
Unilever PLC (United Kingdom) (XLON)	13,760	813,335
Unilever PLC (United Kingdom) (XAMS)	6,217	369,267
		1,592,562
Pharmaceuticals — 0.6%
Astellas Pharma, Inc. (Japan)	5,600	61,040
AstraZeneca PLC (United Kingdom)	8,849	1,355,677
Bayer AG (Germany)	6,400	213,063
Bristol-Myers Squibb Co.	21,305	960,855
Chugai Pharmaceutical Co. Ltd. (Japan)	1,300	57,635
Daiichi Sankyo Co. Ltd. (Japan)	1,500	33,750
Eli Lilly & Co.	4,255	3,246,565
Galderma Group AG (Switzerland)	2,760	487,969
GSK PLC	20,240	434,593
Hikma Pharmaceuticals PLC (United Kingdom)	1,394	32,001
Johnson & Johnson	8,970	1,663,217
Merck & Co., Inc.	19,663	1,650,316
Novartis AG	15,607	2,006,723
Novo Nordisk A/S (Denmark) (Class B Stock)	20,857	1,161,353
Orion OYJ (Finland) (Class B Stock)	3,448	264,715
Otsuka Holdings Co. Ltd. (Japan)	7,500	399,981
Perrigo Co. PLC	5,600	124,712
Pfizer, Inc.	51,200	1,304,576
Roche Holding AG	4,877	1,623,961
Sandoz Group AG (Switzerland)	3,216	191,811
Sanofi SA	11,665	1,104,604
Takeda Pharmaceutical Co. Ltd. (Japan)	16,200	475,800
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	1,600	32,320
UCB SA (Belgium)	877	244,801
Zoetis, Inc.	1,900	278,008
		19,410,046
Professional Services — 0.1%
Automatic Data Processing, Inc.(a)	2,300	675,050
Clarivate PLC*	80,200	307,166
Computershare Ltd. (Australia)	8,855	212,749
Concentrix Corp.	5,800	267,670
Experian PLC	1,620	81,368
Jacobs Solutions, Inc.	2,400	359,664
ManpowerGroup, Inc.	5,800	219,820
Recruit Holdings Co. Ltd. (Japan)	7,900	424,734
RELX PLC (United Kingdom)	3,537	168,994
Teleperformance SE (France)	1,635	122,124
		2,839,339
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	1,800	$283,608
Daito Trust Construction Co. Ltd. (Japan)	3,500	76,794
Daiwa House Industry Co. Ltd. (Japan)	4,200	150,843
Jones Lang LaSalle, Inc.*	1,400	417,592
Mitsubishi Estate Co. Ltd. (Japan)	6,900	158,589
Mitsui Fudosan Co. Ltd. (Japan)	22,500	244,937
Sumitomo Realty & Development Co. Ltd. (Japan)	1,900	83,808
Swiss Prime Site AG (Switzerland)	568	79,571
Vonovia SE (Germany)	4,274	133,570
Zillow Group, Inc. (Class A Stock)*	1,800	133,992
Zillow Group, Inc. (Class C Stock)*	2,200	169,510
		1,932,814
Residential REITs — 0.0%
AvalonBay Communities, Inc.	482	93,108
Camden Property Trust	3,700	395,086
		488,194
Retail REITs — 0.0%
Klepierre SA (France)	1,982	77,377
Realty Income Corp.	3,600	218,844
Scentre Group (Australia)	100,387	270,781
Vicinity Ltd. (Australia)	118,794	197,913
		764,915
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	2,600	420,654
Advantest Corp. (Japan)	5,100	504,608
Analog Devices, Inc.	7,383	1,814,003
Applied Materials, Inc.	400	81,896
ASML Holding NV (Netherlands) (XAMS)	2,252	2,196,121
ASML Holding NV (Netherlands) (XNGS)	334	323,342
Astera Labs, Inc.*	3,100	606,980
Broadcom, Inc.	25,667	8,467,800
Disco Corp. (Japan)	600	188,124
Infineon Technologies AG (Germany)	9,758	382,808
Lam Research Corp.	13,943	1,866,968
Lasertec Corp. (Japan)	300	41,042
Microchip Technology, Inc.	1,200	77,064
Micron Technology, Inc.	5,900	987,188
Nova Ltd. (Israel)*	419	133,241
NVIDIA Corp.	126,695	23,638,753
NXP Semiconductors NV (Netherlands)(a)	4,986	1,135,462
QUALCOMM, Inc.	2,100	349,356
Renesas Electronics Corp. (Japan)	23,300	268,071
SCREEN Holdings Co. Ltd. (Japan)	800	72,490
STMicroelectronics NV (Singapore)	8,275	233,892
Teradyne, Inc.	1,900	261,516
Texas Instruments, Inc.	1,607	295,254
Tokyo Electron Ltd. (Japan)	2,500	443,167
		44,789,800

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Software — 1.2%
Adobe, Inc.*	3,700	$1,305,175
AppLovin Corp. (Class A Stock)*	1,600	1,149,664
Atlassian Corp. (Class A Stock)*	1,400	223,580
Autodesk, Inc.*	2,100	667,107
Cadence Design Systems, Inc.*	3,800	1,334,788
Check Point Software Technologies Ltd. (Israel)*	900	186,219
Elastic NV*	4,100	346,409
Gen Digital, Inc.	6,600	187,374
Intuit, Inc.	1,879	1,283,188
Microsoft Corp.	42,065	21,787,567
Monday.com Ltd.*	500	96,845
Nice Ltd. (Israel)*	1,306	189,193
Oracle Corp.	8,670	2,438,351
Oracle Corp. (Japan)	1,100	112,314
Palantir Technologies, Inc. (Class A Stock)*	9,300	1,696,506
Salesforce, Inc.	3,600	853,200
SAP SE (Germany)	4,840	1,295,993
ServiceNow, Inc.*	2,066	1,901,298
Trend Micro, Inc. (Japan)	4,100	224,404
Zoom Communications, Inc.*	9,100	750,750
		38,029,925
Specialized REITs — 0.1%
American Tower Corp.	2,529	486,377
Crown Castle, Inc.	7,600	733,324
Digital Realty Trust, Inc.	1,365	235,981
Equinix, Inc.	500	391,620
Iron Mountain, Inc.	1,100	112,134
Public Storage	3,300	953,205
		2,912,641
Specialty Retail — 0.3%
AutoZone, Inc.*	30	128,707
Avolta AG (Switzerland)*	4,221	230,482
Carvana Co.*	500	188,620
Five Below, Inc.*	2,700	417,690
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	4,454	83,262
Home Depot, Inc. (The)	4,348	1,761,766
JD Sports Fashion PLC (United Kingdom)	152,338	196,112
Kingfisher PLC (United Kingdom)	110,900	461,984
Lowe’s Cos., Inc.(a)	11,621	2,920,474
TJX Cos., Inc. (The)	12,725	1,839,271
Ulta Beauty, Inc.*	400	218,700
Valvoline, Inc.*	7,800	280,098
		8,727,166
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	76,835	19,564,496
Hewlett Packard Enterprise Co.	13,086	321,392
Logitech International SA (Switzerland)	1,322	145,418
Pure Storage, Inc. (Class A Stock)*	5,000	419,050
Seagate Technology Holdings PLC	1,148	270,997
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.	2,000	$240,120
		20,961,473
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	748	158,487
Asics Corp. (Japan)	22,000	575,685
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	1,579	303,115
Hermes International SCA (France)	47	115,575
LVMH Moet Hennessy Louis Vuitton SE (France)	1,433	881,841
NIKE, Inc. (Class B Stock)	2,716	189,387
On Holding AG (Switzerland) (Class A Stock)*	4,400	186,340
Pandora A/S (Denmark)	1,065	139,246
Tapestry, Inc.	6,400	724,608
		3,274,284
Tobacco — 0.1%
Altria Group, Inc.	21,600	1,426,896
British American Tobacco PLC (United Kingdom)	14,366	764,089
Imperial Brands PLC (United Kingdom)	17,580	746,824
Japan Tobacco, Inc. (Japan)	15,600	511,634
Philip Morris International, Inc.	5,796	940,111
		4,389,554
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	2,300	278,300
Ashtead Group PLC (United Kingdom)	1,940	130,099
Ferguson Enterprises, Inc.	993	223,015
ITOCHU Corp. (Japan)	11,300	642,952
Marubeni Corp. (Japan)	10,200	254,513
Mitsubishi Corp. (Japan)	46,700	1,113,300
Mitsui & Co. Ltd. (Japan)	19,300	479,243
MSC Industrial Direct Co., Inc. (Class A Stock)	900	82,926
Sumitomo Corp. (Japan)	15,700	454,248
Toyota Tsusho Corp. (Japan)	9,500	262,982
United Rentals, Inc.(a)	146	139,380
W.W. Grainger, Inc.	200	190,592
WESCO International, Inc.	4,100	867,150
		5,118,700
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	6,732	184,048
Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	15,059	232,642
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	12,900	205,736
SoftBank Group Corp. (Japan)	6,300	794,937
Tele2 AB (Sweden) (Class B Stock)	18,478	315,209
T-Mobile US, Inc.	2,700	646,326

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	380,471	$442,451
		2,404,659

Total Common Stocks (cost $372,061,793)		471,251,454
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	333	31,018
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,545	205,347

Total Preferred Stocks (cost $231,931)		236,365
Unaffiliated Exchange-Traded Funds — 14.0%
Dimensional Core Fixed Income ETF	829,445	35,467,068
Dimensional International Core Equity Market ETF	652,572	23,720,992
Dimensional US Equity Market ETF	2,769,418	200,616,640
Health Care Select Sector SPDR Fund	77,088	10,728,337
iShares Core MSCI EAFE ETF	6,501	567,602
iShares Core S&P 500 ETF	103,517	69,283,928
iShares Gold Trust*	188,850	13,742,615
iShares JP Morgan USD Emerging Markets Bond ETF	31,596	3,007,623
iShares MSCI EAFE ETF(a)	38,346	3,580,366
iShares Russell 1000 Growth ETF	64,026	29,990,419
iShares Russell 1000 Value ETF	208,022	42,351,199
Vanguard Dividend Appreciation ETF	75,769	16,350,193
Vanguard Intermediate-Term Corporate Bond ETF(a)	16,222	1,364,432
Vanguard Short-Term Corporate Bond ETF	21,524	1,720,413

Total Unaffiliated Exchange-Traded Funds (cost $420,416,102)		452,491,827

Units
Warrants — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	32,045	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 9.6%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	309,296
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		151	$152,198
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		493	487,098
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	359,003
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	207,985
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	401,873
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		29	29,213
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,633
Series 2025-03, Class C
4.680%	09/15/31		82	82,457
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	299,570
				2,430,326
Collateralized Loan Obligations — 9.4%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.620%(c)	07/21/38		1,250	1,253,791
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.655%(c)	01/20/38		1,250	1,255,148
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.862%(c)	07/22/37		6,000	6,038,863
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.748%(c)	07/15/37		1,000	1,004,497
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
2.809%(c)	04/25/34	EUR	2,357	2,769,436
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.796%(c)	04/15/32	EUR	4,816	5,649,247
Series 20A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.296%(c)	10/15/38	EUR	8,750	10,305,941

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.459%(c)	03/31/38		4,050	$4,054,172
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.325%(c)	07/20/37		10,000	10,033,598
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.334%(c)	04/15/39	EUR	250	294,017
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.698%(c)	10/16/37		1,500	1,504,098
Battalion CLO Ltd. (Cayman Islands),
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.468%(c)	07/15/34		1,000	1,000,985
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.737%(c)	04/19/34		1,250	1,251,897
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,854	3,328,229
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	10/15/35	EUR	12,235	14,333,335
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.767%(c)	01/20/35		1,780	1,783,371
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.767%(c)	07/20/34		3,432	3,437,717
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.226%(c)	10/15/37	EUR	8,100	9,504,964
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.208%(c)	01/25/37		7,250	7,271,093
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.884%(c)	05/22/32	EUR	824	968,296
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.916%(c)	08/26/32	EUR	7,653	8,976,343
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.675%(c)	10/20/37		1,500	$1,505,756
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.852%(c)	04/17/37		13,000	13,052,715
Empower CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.637%(c)	07/20/38		1,000	1,002,881
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.075%(c)	01/20/38		6,750	6,780,511
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.718%(c)	04/15/34		2,859	2,862,844
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.765%(c)	10/20/31		627	627,109
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.626%(c)	05/24/38	EUR	7,500	8,812,930
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.274%(c)	10/19/38	EUR	3,750	4,398,799
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.647%(c)	04/21/31		93	93,393
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
3.806%(c)	10/15/37	EUR	3,550	4,173,825
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.676%(c)	07/15/31	EUR	2,417	2,832,583
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.404%(c)	07/20/38	EUR	1,500	1,764,085
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.018%(c)	01/15/38		7,000	7,018,409
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.688%(c)	10/16/37		1,500	1,504,488
Marathon CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)
5.428%(c)	04/15/34		2,000	2,000,541

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.626%(c)	05/15/37	EUR	12,000	$14,129,265
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.582%(c)	10/12/30		678	679,172
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.699%(c)	07/15/31		333	333,622
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.514%(c)	07/20/38	EUR	9,000	10,579,855
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.425%(c)	07/20/37		5,000	5,018,500
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.018%(c)	01/15/37		4,000	4,011,212
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 0
0.000%(c)	10/20/36		7,250	7,250,000
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.649%(c)	01/18/38		1,500	1,506,007
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.599%(c)	04/15/31		273	273,245
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.367%(c)	01/15/38	EUR	7,000	8,228,533
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	8,000	9,383,008
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.376%(c)	07/15/38	EUR	250	293,818
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.437%(c)	07/20/34		806	807,435
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.759%(c)	10/15/34		7,500	7,517,328
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.729%(c)	07/15/31		401	401,665
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.872%(c)	04/17/37		12,500	$12,547,402
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	250	294,006
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.075%(c)	01/20/36		6,000	6,030,899
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.586%(c)	02/15/37	EUR	2,000	2,354,535
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.645%(c)	01/26/31		230	229,929
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.892%(c)	01/17/32	EUR	4,383	5,136,920
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.769%(c)	04/25/30	EUR	922	1,079,936
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.539%(c)	04/16/31		209	208,958
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	8,000	9,425,624
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.195%(c)	01/20/36		2,900	2,907,884
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.789%(c)	07/25/34	EUR	4,550	5,354,345
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	04/15/37	EUR	8,000	9,409,399
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.515%(c)	01/20/37		7,000	7,013,574
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.614%(c)	03/18/38		6,750	6,778,368

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.518%(c)	04/15/33		10,837	$10,836,784
				304,471,135
Consumer Loans — 0.1%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		177	178,339
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	242,002
Series 2025-02A, Class A, 144A
4.780%	10/20/34		330	332,189
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		288	282,455
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	827,205
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	209,321
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	103,349
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,579
				2,381,439
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.153%(c)	03/15/32	GBP	500	677,695
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	05/25/34		20	18,998
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.772%(c)	03/25/43		10	9,930
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	08/25/33		17	17,538
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44		386	387,014
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		62	63,009
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		193	193,129
				689,618
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other — 0.0%
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	280	$265,236
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	89	89,583
			354,819
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.872%(c)	02/25/34	5	4,597
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.581%(c)	10/25/34	12	11,141
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.322%(c)	11/25/34	—(r)	109
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.117%(c)	01/25/35	10	9,860
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
3.971%(c)	09/25/34	39	41,088
			66,795
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	45	43,621
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	84	80,891
			124,512

Total Asset-Backed Securities (cost $301,250,708)			311,196,339
Commercial Mortgage-Backed Securities — 0.9%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	106	104,026
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	850	876,002
Series 2024-05YR8, Class A3
5.884%	08/15/57	800	839,619
Series 2025-05YR14, Class A3
5.646%	04/15/58	1,260	1,318,092
Series 2025-5YR15, Class A3
5.452%	07/15/58	2,100	2,181,899

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		325	$309,464
Series 2024-5C29, Class A3
5.208%	09/15/57		400	410,632
Series 2025-5C34, Class A3
5.659%	05/15/58		790	828,058
Series 2025-5C36, Class A3
5.517%	08/15/58		1,550	1,617,965
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		480	498,558
Series 2024-V10, Class A3
5.277%	09/15/57		650	669,092
Series 2025-V16, Class A3
5.439%(cc)	08/15/58		450	467,877
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.700%(c)	06/15/42		400	401,671
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57		375	392,660
Series 2024-05C6, Class A3
5.316%	09/15/57		950	978,593
Series 2025-5C11, Class A3
5.669%	07/15/58		2,100	2,200,056
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.965%(c)	09/15/38		300	299,258
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.615%(c)	09/15/38		600	598,516
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.661%(c)	11/15/41	CAD	480	348,804
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41		450	425,245
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.775%(c)	10/18/42		200	199,104
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		340	333,240
CENT,
Series 2025-CITY, Class A, 144A
5.091%(cc)	07/10/40		450	455,090
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		356	352,344
Series 2016-C07, Class A2
3.585%	12/10/54		325	321,376
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		308	$301,382
Series 2019-GC41, Class A4
2.620%	08/10/56		375	353,114
Commercial Mortgage Trust,
Series 2018-COR03, Class A2
3.961%	05/10/51		550	543,411
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	114,219
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	278,668
Series 2018-CX12, Class A3
3.959%	08/15/51		265	262,874
Series 2019-C17, Class A4
2.763%	09/15/52		145	136,539
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		301	298,434
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.825%(cc)	11/25/25		2,750	416
Series K055, Class X1, IO
1.469%(cc)	03/25/26		2,736	10,602
Series K097, Class X1, IO
1.212%(cc)	07/25/29		1,497	52,021
Series K131, Class X1, IO
0.827%(cc)	07/25/31		15,014	537,036
Series K736, Class X1, IO
1.382%(cc)	07/25/26		81	537
Series K741, Class X1, IO
0.644%(cc)	12/25/27		212	2,152
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.365%(c)	10/15/36		360	358,217
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.815%(c)	10/15/36		560	552,410
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		64	61,023
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	179,592
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.764%(c)	03/15/36		150	141,419
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.086%(c)	08/17/31	GBP	1,215	1,638,112

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		435	$429,502
Series 2019-C16, Class A3
3.344%	04/15/52		375	359,229
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		319	314,511
Series 2019-C49, Class A3
3.749%	03/15/52		327	325,951
Series 2019-C52, Class A4
2.643%	08/15/52		239	225,795
Series 2024-5C1, Class A3
5.928%	07/15/57		900	943,312
Series 2025-5C5, Class A3
5.590%	07/15/58		1,750	1,829,783

Total Commercial Mortgage-Backed Securities (cost $27,973,582)				27,677,502
Corporate Bonds — 6.9%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		820	785,322
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		875	875,534
7.125%	06/15/26		113	112,929
7.500%	02/01/29		45	46,854
7.875%	04/15/27		282	282,606
				2,103,245
Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	500	584,272
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		100	105,087
				689,359
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		20	19,988
5.750%	04/20/29(a)		665	667,494
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		500	501,840
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	838,539
				2,027,861
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		200	$185,788
Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	300	353,106
3.500%	06/27/31	EUR	700	825,361
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	567,682
4.750%	01/15/43		12	9,568
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		700	650,501
4.950%	05/28/27		200	199,716
5.730%	09/05/30		200	201,666
5.850%	05/17/27		315	318,977
6.800%	05/12/28		575	597,048
7.200%	06/10/30		200	213,752
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	300	353,282
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		620	640,115
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		185	185,165
4.875%	11/01/27		195	197,227
Traton Finance Luxembourg SA (Germany),
Gtd. Notes, EMTN
3.750%	01/14/31	EUR	100	118,080
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	918,793
5.493%(ff)	11/15/30(oo)	EUR	100	120,927
				6,470,966
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	51,605
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	324,961
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		150	151,303
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33		95	97,116
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,100	2,102,765
				2,727,750

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks — 1.4%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	200	$227,114
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	400	428,721
0.500%	05/25/30	EUR	200	210,770
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	764,036
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	603,285
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	223,000
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	200	247,696
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	122,923
5.500%(ff)	09/08/29	EUR	100	126,046
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33(a)(oo)		200	240,000
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	400	479,735
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	112,510
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	109,576
4.000%	09/08/27	EUR	300	361,859
4.000%	03/13/32	EUR	100	122,098
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		145	146,885
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		545	488,614
5.162%(ff)	01/24/31		340	350,917
Sub. Notes
3.846%(ff)	03/08/37		58	54,212
5.744%(ff)	02/12/36		510	531,061
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	244,737
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	200	236,809
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	128,203
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.476%(ff)	11/11/29		200	200,302
7.090%(ff)	11/06/29	GBP	100	143,218
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	300	$349,609
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		200	212,034
Sr. Non-Preferred Notes, 144A
5.085%(ff)	05/09/31		200	203,668
5.283%(ff)	11/19/30		450	462,003
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	209,499
Sr. Non-Preferred Notes, EMTN
3.500%	03/29/28	CNH	5,000	718,069
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	466,018
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		250	260,949
6.714%(ff)	10/19/29		390	414,123
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	122,560
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	117,174
CaixaBank SA (Spain),
Jr. Sub. Notes
6.250%(ff)	07/24/32(oo)	EUR	200	245,077
7.500%(ff)	01/16/30(oo)	EUR	200	261,064
Sr. Non-Preferred Notes, 144A
6.840%(ff)	09/13/34		200	223,014
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	207,566
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		400	399,982
5.750%	05/05/26		600	604,961
5.875%	04/30/29		600	632,126
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	606,992
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		605	599,267
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		470	423,615
3.980%(ff)	03/20/30		135	133,383
4.412%(ff)	03/31/31		150	149,710
4.503%(ff)	09/11/31		94	94,042
4.542%(ff)	09/19/30		150	150,698
5.174%(ff)	02/13/30		90	92,357
5.174%(ff)	09/11/36		63	63,628
5.449%(ff)	06/11/35		10	10,367
Sub. Notes
5.827%(ff)	02/13/35		80	83,045
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		900	922,238

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		189	$196,633
Commerzbank AG (Germany),
Jr. Sub. Notes, EMTN
7.875%(ff)	10/09/31(oo)	EUR	200	264,490
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	500	606,191
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	122,927
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	260,262
Credit Agricole SA (France),
Jr. Sub. Notes, EMTN
7.250%(ff)	09/23/28(oo)	EUR	200	252,303
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	263,355
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33		250	248,654
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		400	415,912
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	124,776
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	327,440
4.950%(ff)	08/04/31		150	151,226
4.999%(ff)	09/11/30		150	152,049
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	700	825,339
Sr. Preferred Notes
5.414%	05/10/29		375	390,129
Sub. Notes
7.079%(ff)	02/10/34		260	285,211
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30	AUD	950	584,599
Fifth Third Bank NA,
Sr. Unsec’d. Notes
4.967%(ff)	01/28/28		450	454,526
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	465,107
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		175	185,500
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		700	705,199
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		385	379,451
Sr. Unsec’d. Notes
4.692%(ff)	10/23/30		465	471,005
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.016%(ff)	10/23/35		192	$193,301
5.049%(ff)	07/23/30		135	138,408
5.207%(ff)	01/28/31		110	113,531
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		220	207,350
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		325	306,795
3.000%(ff)	07/22/28	GBP	800	1,044,396
5.130%(ff)	11/19/28		200	203,602
5.546%(ff)	03/04/30		210	217,882
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	246,829
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	300	360,214
Sr. Preferred Notes, 144A
6.625%	06/20/33		270	297,134
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.545%(ff)	11/08/32		430	385,792
4.603%(ff)	10/22/30		350	353,938
5.012%(ff)	01/23/30		550	563,309
KBC Group NV (Belgium),
Jr. Sub. Notes
6.000%(ff)	11/27/30(oo)	EUR	200	241,248
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		200	203,112
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	136,689
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	277,910
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		10	10,850
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31(a)		516	529,827
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		200	198,875
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(a)(oo)		200	205,411
M&T Bank Corp.,
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		75	76,042
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		560	574,827
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		965	975,495
5.230%(ff)	01/15/31		75	77,413
Sr. Unsec’d. Notes, EMTN
0.000%(c)	04/02/32		200	143,750

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	$200,153
5.250%(ff)	04/21/34		55	56,692
5.424%(ff)	07/21/34		49	51,045
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		550	562,109
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31		250	253,791
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	891,985
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	200,000
8.125%(ff)	11/10/33(oo)		200	224,500
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	86,194
5.373%(ff)	07/21/36		30	30,887
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	364,776
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		415	419,617
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	470	559,014
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29(oo)		200	209,670
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		200	179,213
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		200	210,939
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,168,356
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	203,450
5.545%(ff)	01/21/29		210	215,177
7.018%(ff)	02/08/30		200	215,856
Sr. Unsec’d. Notes, 144A, MTN
5.400%(ff)	08/12/36		220	223,604
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	610,486
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		35	36,721
5.867%(ff)	06/08/34		55	58,274
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	350	409,714
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.319%	03/05/29	EUR	690	$827,674
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	800	969,991
5.678%(ff)	01/23/35		25	26,328
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	220,000
9.250%(ff)	11/13/33(a)(oo)		200	238,016
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	800	1,046,219
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		200	199,265
UniCredit SpA (Italy),
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	122,887
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36		310	309,298
5.150%(ff)	04/23/31		255	263,037
5.211%(ff)	12/03/35		273	278,956
5.244%(ff)	01/24/31		95	98,283
5.499%(ff)	01/23/35		60	62,568
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		295	274,551
5.557%(ff)	07/25/34		36	37,813
				45,376,488
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		160	142,813
5.750%	03/02/63		28	27,935
				170,748
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	250,195
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	887,482
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		600	586,500
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		555	575,031
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		70	72,745
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		875	875,165

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	$599,379
				3,846,497
Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	46,030
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		860	864,919
				910,949
Commercial Services — 0.3%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	476,593
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,205	1,184,845
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,352,566
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		620	579,369
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	100	121,769
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	400	482,220
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		280	291,004
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	585,191
4.250%	09/25/30	GBP	300	390,357
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	316,249
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	316,249
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	369,627
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		365	379,171
7.250%	06/15/33		160	167,170
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	118,583
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		180	$180,577
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,273,758
				8,585,298
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	426,595
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		280	269,571
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		60	61,024
5.667%(ff)	04/25/36		50	52,963
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		50	49,205
4.950%	01/15/28		145	146,363
5.150%	01/15/30		80	80,992
5.375%	05/30/30		280	286,717
5.750%	03/01/29		365	377,096
5.750%	11/15/29		110	114,296
6.375%	05/04/28		255	266,006
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		300	314,355
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		80	81,505
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,315	1,315,000
OMERS Finance Trust (Canada),
Gtd. Notes
1.550%	04/21/27	CAD	250	176,567
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		325	321,754
7.125%	03/15/26		282	284,942
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	442,100
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	634,232
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	563,268

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		450	$510,525
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	196,134
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		325	325,765
				6,870,380
Electric — 0.7%
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		5	5,244
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	200	226,665
4.250%	06/19/30	EUR	100	117,111
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		205	182,468
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		340	323,860
4.500%	02/15/28		1,155	1,150,556
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		40	39,627
5.125%	03/15/28		860	860,231
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	345,914
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		200	205,398
5.672%	10/20/35		400	412,048
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		—(r)	—
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		358	375,789
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		797	743,438
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	43,394
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		225	226,557
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35		145	144,166
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.950%	09/15/35		267	265,236
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55		2	$2,009
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		90	91,894
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26(oo)		115	111,829
Sr. Unsec’d. Notes
5.450%	06/15/29		72	72,632
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	227,902
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32(oo)	EUR	200	246,276
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	190,710
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		200	201,275
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	100	120,138
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		20	20,492
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		211	220,945
Entergy Mississippi LLC,
First Mortgage
5.800%	04/15/55		6	6,147
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,753
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,542,810
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		95	94,288
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		45	43,256
5.450%	07/15/44		75	73,197
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	1,049,956
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	370,900
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	529,225

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		65	$60,899
5.400%	06/01/33		230	237,635
5.650%	05/09/34		55	57,211
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	98,444
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.034%(c)	07/24/26	EUR	400	464,464
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	112,249
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	359,685
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	219,031
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		40	41,597
6.750%(ff)	06/15/54		100	107,749
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29		150	141,861
3.625%	02/15/31		720	665,572
3.875%	02/15/32		55	50,718
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	300,237
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	702,352
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	42,087
5.800%	05/15/34		120	124,379
6.000%	08/15/35		185	193,720
6.150%	01/15/33		55	58,261
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	525,939
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		36	37,059
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		45	43,264
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		70	71,826
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		145	145,252
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	$23,884
5.450%	03/01/35		49	49,563
5.900%	03/01/55		15	14,560
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		23	22,858
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		62	61,150
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		1,090	1,097,916
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		825	837,116
8.000%(ff)	10/15/26(oo)		2,100	2,148,232
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,427,226
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		15	14,997
6.875%	04/15/32		270	282,479
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,747
5.700%	12/30/34		55	56,897
6.000%	04/15/34		90	94,862
				21,921,314
Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,100	1,290,777
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	400	480,093
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	480,022
				960,115
Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	124,167
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	101,319
4.500%	07/11/35	EUR	100	124,040
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	201,880
5.500%	07/31/47		200	173,500

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	$288,120
				1,013,026
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		700	669,205
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	437,213
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		425	414,617
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	299,910
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,000	520,276
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	46,062
7.125%	02/15/31(a)		330	355,927
				2,743,210
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		240	251,100
Foods — 0.2%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	797,636
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		675	654,396
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	833	990,208
8.125%	05/14/30	GBP	978	1,254,479
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	450	536,181
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		45	51,608
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		210	213,719
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	480,223
4.375%	01/31/32		420	396,871
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		100	102,184
5.650%	05/01/45		20	20,300
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
5.700%	05/01/55		175	$177,403
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	650	489,291
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	584,625
				6,749,124
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	35,991
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		135	140,910
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	37,082
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	630,768
				844,751
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	500	580,310
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		12	10,522
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,195	1,153,171
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		300	313,074
				2,057,077
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	91,603
4.625%	06/01/30		1,315	1,259,588
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		300	286,531
3.500%	07/15/51		55	37,644
5.250%	06/15/49		5	4,564
5.950%	09/15/54		35	34,889
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		350	341,761
4.375%	01/15/30		425	413,468
4.625%	06/15/28		425	421,262

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.125%	11/01/27		685	$684,266
				3,575,576
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,315	2,475,892
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		827	830,639
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	49,955
7.250%	10/15/29(a)		1,113	1,131,854
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,155	2,058,197
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,000
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		600	596,609
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,740	1,680,997
5.250%	12/15/27		20	19,861
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		795	792,931
				7,242,043
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		220	218,039
6.625%	05/15/32		115	113,487
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		875	807,631
				1,139,157
Insurance — 0.1%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	424,502
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	442,302
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	808,958
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	300	$400,292
				2,076,054
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		216	221,254
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		55	54,368
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	124,555
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		90	89,130
5.350%	09/15/54		15	14,544
				503,851
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	570,518
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		375	382,420
7.375%	05/01/33(a)		250	255,162
				637,582
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32		315	324,056
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		25	25,469
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		700	700,028
				1,049,553
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		190	188,380
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		320	326,891
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32(a)		1,025	1,044,602
				1,559,873

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		475	$503,891
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		265	241,198
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		86	79,231
4.500%	08/15/30		50	47,226
4.750%	03/01/30		476	456,793
5.000%	02/01/28		90	89,165
5.125%	05/01/27		316	314,024
5.375%	06/01/29		235	233,470
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		110	102,319
2.800%	04/01/31		255	229,940
3.500%	06/01/41		120	87,654
3.900%	06/01/52		330	223,266
6.650%	02/01/34		105	112,270
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	59,295
4.800%	05/15/33		85	85,788
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		200	129,149
4.125%	12/01/30		200	131,015
5.375%	02/01/28		375	330,000
5.500%	04/15/27		1,425	1,353,202
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	543,953
5.750%	01/15/30		1,000	380,858
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	94,065
7.375%	07/01/28		275	253,358
7.750%	07/01/26		2,610	2,591,059
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		550	582,141
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	200	236,964
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		705	730,337
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	900	1,116,240
5.250%	05/15/29	GBP	690	902,462
				11,736,442
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	200	$251,400
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		515	572,118
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	400,800
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	109,127
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		200	206,016
5.634%	04/04/34		225	233,703
6.125%	10/06/28		110	115,479
6.375%	10/06/30		20	21,613
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		145	151,887
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30		375	388,461
				2,450,604
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	124,371
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	500	585,070
				709,441
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	245,756
4.750%	04/16/29	GBP	300	404,981
5.000%	01/24/29		355	363,527
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	178,901
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		300	312,879
				1,506,044
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	415,725
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		30	36,129

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		400	$408,412
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	600	702,732
6.125%(ff)	03/18/35(oo)		200	207,090
6.450%(ff)	12/01/33(oo)		180	191,925
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		150	155,571
8.625%	11/01/30		225	232,897
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		30	22,417
5.550%	03/15/54		40	39,443
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		118	113,999
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		1,125	1,118,371
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		950	951,841
5.375%	03/15/30		285	289,795
Gtd. Notes, 144A
5.875%	02/01/29		575	577,319
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	138,182
6.000%	04/15/30		575	566,660
6.000%	02/01/31		140	135,050
6.250%	04/15/32		700	674,227
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,956
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		24	18,801
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	400	534,060
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		835	827,694
7.690%	01/23/50		385	350,138
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	800	958,908
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	785,482
6.875%	09/19/33		75	82,426
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		10	9,599
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	$678,577
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29		265	261,383
				11,519,809
Packaging & Containers — 0.0%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		945	970,785
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		350	359,492
				1,330,277
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		180	151,964
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		450	449,536
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		120	102,900
5.000%	02/15/29		544	408,000
5.250%	01/30/30		1,605	1,127,512
5.250%	02/15/31		405	265,275
6.250%	02/15/29		313	249,402
7.000%	01/15/28		250	222,500
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		150	134,437
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	600	722,527
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		220	219,263
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/30		111	111,371
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31(a)		41	37,605
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		325	314,016
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		350	306,238
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.000%	08/17/35		75	75,701
				4,898,247

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	$1,220,445
6.625%	02/01/32		255	262,729
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		280	279,263
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		20	21,160
5.962%	02/15/55		70	69,338
6.036%	11/15/33		215	229,450
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		45	44,721
8.500%(ff)	01/15/84		40	45,693
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56		505	503,491
7.125%(ff)	10/01/54		50	51,811
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		795	823,029
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		815	819,943
Sr. Unsec’d. Notes
5.550%	05/15/34		65	66,719
5.600%	09/01/34		40	41,066
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		35	34,779
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	700	813,469
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		210	220,294
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33		250	265,075
Gtd. Notes, 144A
6.500%	09/01/30		110	118,194
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		385	380,246
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35		400	408,036
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		150	149,250
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	33,530
4.125%	08/15/31		35	33,050
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,005	$995,022
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		745	726,548
5.300%	03/01/48		40	34,882
				8,691,233
Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	700	765,424
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	223,208
1.625%	04/20/30	EUR	100	108,370
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	01/30/33		200	201,660
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	200	230,050
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,690	1,686,822
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,149,395
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	178,195
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	600	670,815
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	427,055
3.200%	08/14/27	CNH	7,000	994,779
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	106,199
				6,741,972
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35		300	308,312
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		200	200,860
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	400	403,230

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	$441,916
Sr. Unsec’d. Notes
4.750%	02/15/28		584	556,611
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	401,499
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	400	463,186
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		280	231,922
5.000%	10/15/27		20	19,379
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	53,229
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	93,078
3.875%	09/22/37	EUR	185	217,423
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	300	220,211
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,100	1,292,682
4.875%	07/06/30	EUR	600	753,846
5.000%	10/15/29	GBP	500	676,729
5.125%	07/06/34	EUR	200	259,636
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		830	853,713
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		925	866,042
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	642,599
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	200	241,854
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,178	1,239,845
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	389,338
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,669
4.250%	12/01/26		30	29,886
4.500%	09/01/26		125	124,991
4.500%	01/15/28		440	439,195
5.750%	02/01/27		5	5,064
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	400	$485,634
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	113,220
				12,034,799
Retail — 0.2%
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	200	240,735
7.375%	08/31/32	GBP	225	307,697
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		950	993,961
9.000%	06/01/31		572	648,366
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	1,600	2,057,123
12.000%	11/30/28		1,200	1,316,196
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	47,552
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	397,586
3.875%	10/01/31		375	341,339
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		900	859,722
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		365	379,173
				7,589,450
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	266,422
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	116,583
				383,005
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		565	495,773
Sr. Unsec’d. Notes
5.200%	07/15/35		96	99,051
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		325	300,473
3.469%	04/15/34		94	85,766
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		90	83,039

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes
5.450%	07/15/35		335	$345,573
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		40	42,752
				1,452,427
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		260	268,514
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		90	90,341
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		40	29,759
5.375%	09/27/54		40	36,755
5.875%	09/26/45		114	114,394
5.950%	09/26/55		90	89,725
6.000%	08/03/55		288	289,158
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		90	90,389
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		16	16,711
				1,025,746
Telecommunications — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		725	545,562
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	400	488,184
4.900%	11/01/35		175	173,636
5.550%	11/01/45		55	54,461
5.700%	11/01/54		140	138,389
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29		975	1,072,758
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	293,617
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29		1,650	1,668,405
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30		1,925	1,686,840
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		500	509,762
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		200	203,186
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	$66,968
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		25	25,056
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	49,607
2.625%	02/15/29		370	351,240
2.875%	02/15/31		284	261,876
4.750%	02/01/28		35	35,061
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	830	1,060,677
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		210	217,702
				8,902,987
Transportation — 0.1%
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	300	327,821
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	476,994
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32	EUR	500	522,628
3.750%	06/12/30	EUR	100	121,241
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	107,484
1.875%	05/25/32	EUR	600	642,280
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	100	90,870
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	223,626
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	300	338,127
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,110	1,078,390
				3,929,461
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		410	421,625

Total Corporate Bonds (cost $224,281,972)				224,879,977

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans — 0.3%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	01/28/32		325	$324,187
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.750%
9.054%(c)	11/17/28		461	448,769
				772,956
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.150%(c)	03/18/30		341	341,623
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		122	106,518
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.650%(c)	01/18/28		494	489,968
Retail — 0.1%
Peer Holding III BV (Netherlands),
Term B-6B Loan, 3 Month EURIBOR + 2.750%
4.730%(c)	07/01/31	EUR	3,125	3,674,410
Telecommunications — 0.2%
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 3 Month EURIBOR + 2.750%
5.079%(c)	07/17/29	EUR	4,075	4,796,961

Total Floating Rate and Other Loans (cost $9,433,191)				10,182,436
Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.356%(c)	11/25/41		37	37,754
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.506%(c)	12/25/41		220	225,293
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.606%(c)	03/25/42		115	122,835
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.606%(c)	03/25/42		60	63,445
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.356%(c)	09/26/33		72	72,469
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.156%(c)	11/25/41		180	181,519
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.456%(c)	09/25/41		430	$432,283
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.706%(c)	12/25/41		200	202,000
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		54	7,990
Series 4910, Class MI, IO
4.000%	08/25/49		71	14,422
Series 5020, Class IH, IO
3.000%	08/25/50		331	52,818
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		98	95,510

Total Residential Mortgage-Backed Securities (cost $1,476,139)				1,508,338
Sovereign Bonds — 2.7%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	200	228,501
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		200	204,886
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	1,052,112
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,420	908,306
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	129,607
6.350%	11/30/41	EUR	200	277,852
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	400	493,928
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		220	213,290
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	204,865
3.375%	11/25/32	EUR	300	354,804
3.375%	05/25/34	EUR	400	465,142
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,017	2,006,265
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	130	165,887
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	600	773,332

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	$219,865
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	801,000
3.750%	01/14/32	EUR	121	145,346
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,180,011
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	315	374,856
City of Montreal (Canada),
Unsec’d. Notes
4.400%	12/01/43	CAD	450	316,785
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	150	99,652
City of Toronto (Canada),
Unsec’d. Notes
2.950%	04/28/35	CAD	300	200,931
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	250	152,647
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	860	1,007,159
5.000%	09/19/32	EUR	110	127,467
5.000%	06/15/45		665	499,581
5.625%	02/19/36	EUR	120	136,096
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.550%	04/03/34		520	559,520
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	1,000	1,091,866
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,303,865
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	40,050	1,987,569
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	6,110	297,732
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.600%	06/01/36		420	440,160
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		236	252,343
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		570	578,835
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
7.300%	09/30/33		225	213,187
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		66	$67,061
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	140	173,642
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series UFA
3.250%	07/04/34	EUR	610	729,498
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	190,690
French Republic Government Bond OAT (France),
Bonds, 144A
2.700%	02/25/31	EUR	1,070	1,248,463
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		500	505,000
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.250%	08/15/36		200	206,600
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,905,409
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	153,614
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	303,940
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	430,520	1,308,745
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	800	962,430
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	700	726,579
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	300	330,485
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	400	405,293
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	882,753
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	115,163
6.875%	10/21/34	GBP	100	146,466
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		400	412,800
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		200	205,375

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	6,282	$7,441,877
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	424,690
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	765	909,176
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	40	48,497
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	500	579,916
Sr. Unsec’d. Notes, Series 16Y, 144A
3.350%	03/01/35	EUR	135	157,943
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	220	253,586
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	48,550	208,030
Bonds, Series 84
2.100%	09/20/54	JPY	4,150	22,853
Bonds, Series 86
2.400%	03/20/55	JPY	420,800	2,475,754
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	350,900	2,039,496
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	168,802
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	595,549
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	299,682
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	566,815
2.125%	06/01/32	EUR	300	329,962
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	380,612
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	25,500	1,312,146
7.750%	05/29/31	MXN	42,540	2,262,000
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	20,500	1,056,461
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	962,339
3.500%	09/19/29	EUR	260	306,779
4.500%	03/19/34	EUR	160	190,666
5.125%	03/19/38	EUR	100	119,534
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	790	520,439
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		230	$149,040
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	1,097,336
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	1,135,541
1.200%	04/28/33	EUR	300	297,023
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
3.600%(c)	10/20/40		250	223,160
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	625	358,817
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	400	225,857
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,080	1,522,164
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,030	1,476,956
Unsec’d. Notes, MTN
4.694%(s)	10/01/39	CAD	100	38,965
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	299,362
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	233,789
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	307	336,656
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	115	91,608
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	391,651
6.000%	08/04/28	GBP	958	1,324,631
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		1,390	1,325,816
4.000%	10/17/49		475	355,607
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		2,100	1,505,915
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		830	877,565
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	11,235	652,744
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		245	196,235

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	25	$28,173
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	29,833
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	1,134,440
3.875%	10/29/35	EUR	25	24,860
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	554,034
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,260	1,478,378
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	600	699,385
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	200	239,242
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	500	506,515
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	1,800	1,133,734
1.200%	10/31/40	EUR	880	740,157
3.200%	10/31/35	EUR	2,630	3,072,977
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	55,489	1,902,602
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31	GBP	200	263,600
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	975	540,939
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32		275	284,281
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	03/07/35	GBP	5,475	7,249,859

Total Sovereign Bonds (cost $89,890,475)				89,078,307
U.S. Government Agency Obligations — 0.8%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		1,584	1,559,478
5.500%	07/01/53		970	980,304
5.500%	11/01/54		2,110	2,128,949
6.000%	07/01/53		813	837,542
6.000%	06/01/55		1,682	1,719,617
6.500%	05/01/54		658	687,508
6.500%	08/01/54		1,663	1,718,644
6.750%	03/15/31		1,280	1,462,681
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc.
2.500%	07/01/50	1,111	$954,933
2.500%	08/01/51	1,912	1,630,737
3.000%	07/01/52	2,728	2,421,439
3.500%	05/01/52	1,208	1,110,487
5.000%	04/01/53	707	704,476
5.000%	08/01/53	1,050	1,045,216
5.500%	12/01/52	817	828,887
6.000%	09/01/52	136	140,356
6.000%	02/01/53	1,098	1,125,551
6.000%	09/01/53	673	693,031
6.000%	10/01/54	1,413	1,458,336
6.500%	10/01/53	172	177,482
6.625%	11/15/30	585	661,398
Government National Mortgage Assoc.
3.000%	10/20/51	1,574	1,406,395
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	292	284,967

Total U.S. Government Agency Obligations (cost $25,714,457)			25,738,414
U.S. Treasury Obligations — 3.8%
U.S. Treasury Bonds
1.625%	11/15/50(h)	9,420	5,054,419
2.375%	02/15/42(h)	20,275	15,019,340
2.375%	05/15/51(k)	2,780	1,788,322
3.000%	11/15/44	8,700	6,806,391
3.250%	05/15/42	2,055	1,726,521
3.375%	08/15/42	1,800	1,533,375
3.375%	11/15/48(h)(k)	2,600	2,088,125
3.875%	02/15/43	605	549,037
4.000%	11/15/42(h)	13,079	12,091,944
4.125%	08/15/44	8,240	7,649,037
4.500%	11/15/54	531	511,336
4.625%	11/15/44	165	163,505
4.750%	11/15/43	2,748	2,777,197
4.750%	02/15/45	3,585	3,607,966
4.750%	05/15/55	50	50,156
5.000%	05/15/45	1,710	1,776,262
U.S. Treasury Inflation Indexed Bonds, TIPS
1.625%	10/15/29	3,088	3,148,966
1.625%	04/15/30	3,217	3,266,742
1.875%	07/15/35	1,620	1,633,250
U.S. Treasury Notes
3.500%	02/15/33	180	174,769
3.750%	04/30/27	2,690	2,693,993
3.750%	05/15/28	8,945	8,974,351
3.875%	05/31/27	5,740	5,759,955
3.875%	04/30/30	1,215	1,222,784
3.875%	06/30/30	6,905	6,947,617
4.000%	07/31/32	115	115,557
4.125%	05/31/32	2,965	3,002,989
4.250%	05/15/35	1,980	1,998,562
U.S. Treasury Strips Coupon
2.026%(s)	08/15/41(k)	10,845	5,076,241
2.203%(s)	05/15/43	4,745	2,003,425
2.481%(s)	05/15/44	1,845	737,608

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.769%(s)	08/15/44	1,035	$408,073
3.298%(s)	11/15/40(k)	5,590	2,731,629
3.895%(s)	02/15/43(k)	5,840	2,501,911
4.500%(s)	05/15/46	825	298,108
4.878%(s)	11/15/41	585	270,003
4.920%(s)	08/15/48	675	218,124
4.928%(s)	11/15/45	210	77,661
4.967%(s)	02/15/39	220	118,981
4.968%(s)	05/15/42(k)	7,965	3,566,560
4.991%(s)	11/15/43	1,510	620,009
5.007%(s)	05/15/39	220	117,247
5.021%(s)	08/15/39	220	115,500
5.040%(s)	11/15/39	215	111,245
5.056%(s)	02/15/40	215	109,697
5.069%(s)	05/15/40	215	108,083
5.095%(s)	08/15/40	215	106,441
5.111%(s)	02/15/41	215	103,534
5.117%(s)	05/15/41	215	102,202
5.170%(s)	02/15/42	215	97,712
5.192%(s)	08/15/42	215	94,868
5.196%(s)	11/15/42	215	93,504
5.220%(s)	02/15/45	1,020	392,387
5.224%(s)	08/15/43	215	89,559
5.239%(s)	02/15/44	215	87,042
5.246%(s)	11/15/44	215	83,723

Total U.S. Treasury Obligations (cost $127,766,598)			122,573,545

Options Purchased — 0.0%
(cost $0)	7,657
Options Written*~ — (0.0)%
(premiums received $0)	(7,660)

Total Long-Term Investments (cost $2,611,088,970)	2,918,799,159

	Shares
Short-Term Investments — 10.3%
Affiliated Mutual Funds — 9.9%
PGIM Core Ultra Short Bond Fund(wa)	299,907,373	299,907,373
PGIM Institutional Money Market Fund (7-day effective yield 4.350%)(b)(wa)	21,642,028	21,629,043

Total Affiliated Mutual Funds (cost $321,536,397)		321,536,416

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.4%
U.S. Treasury Bills
3.965%	12/11/25	12,000	11,908,883
(cost $11,907,085)

Value
Options Purchased*~ — 0.0%
(cost $247,208)	$93,244

Total Short-Term Investments (cost $333,690,690)	333,538,543

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.3% (cost $2,944,779,660)	3,252,337,702

Options Written*~ — (0.0)%
(premiums received $547,373)	(357,200)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.3% (cost $2,944,232,287)	3,251,980,502

Liabilities in excess of other assets(z) — (0.3)%	(9,128,708)

Net Assets — 100.0%	$3,242,851,794

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $0; cash collateral of $0 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$44,850	$175,603	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Total		$44,850	$175,603	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		28		70	$175
3 Month SOFR	Call	12/12/25	$99.75		3		8	19
Total Exchange Traded (cost $434)								$194

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		925	$12
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		5,505	71
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		1,850	24
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		11,010	141
Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00		—	EUR	750	2
Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00		—	EUR	759	—
Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00		—	EUR	755	1
Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00		—	EUR	755	139
Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00		—	EUR	1,465	576
Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00		—	EUR	2,577	1,521
Currency Option USD vs BRL	Call	MSI	10/09/25	6.50		—		887	3
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00		—		878	54
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		7,047	52
Currency Option USD vs JPY	Call	MSI	10/07/25	160.00		—		881	—
Currency Option USD vs JPY	Call	MSI	10/14/25	165.00		—		874	—
Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00		—		355	1
Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00		—		2,250	1
Currency Option USD vs TRY	Call	JPM	10/02/25	43.75		—		1,757	13
Currency Option USD vs TRY	Call	CITI	10/02/25	99.00		—		1,757	—
Currency Option USD vs TRY	Call	JPM	10/07/25	99.00		—		3,083	93
Currency Option USD vs TRY	Call	JPM	10/15/25	99.00		—		889	168
Currency Option USD vs TRY	Call	CITI	10/16/25	99.00		—		1,782	460
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00		—		887	1,234
Currency Option USD vs TWD	Call	MSI	10/16/25	33.00		—		891	7
Currency Option USD vs TWD	Call	JPM	10/22/25	33.00		—		865	18
Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00		—		892	8
Currency Option EUR vs USD	Put	CITI	10/10/25	1.10		—	EUR	757	1
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		7,047	3,011
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		5,579	4
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,550	1
Currency Option USD vs JPY	Put	CITI	10/09/25	130.00		—		1,330	—
Currency Option USD vs JPY	Put	DB	10/15/25	130.00		—		1,335	1
A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00		—		355	$166
Currency Option USD vs TWD	Put	MSI	10/09/25	26.00		—		800	—
Currency Option USD vs TWD	Put	MSI	10/09/25	27.00		—		887	1
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00		—		1,827	4
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00		—		873	4
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00		—		437	—
Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00		—		734	8
Total OTC Traded (cost $30,232)									$7,800

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(A)	1 Day SOFR(A)/ 4.240%		4,930	$2,143
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 2.032%	2.05%(A)	EUR	2,205	900
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	3.50%	3 Month EURIBOR(Q)/ 2.032%	3.50%(A)	EUR	2,205	—
2-Year Interest Rate Swap, 11/18/27	Put	CITI	11/14/25	3.54%	1 Day SOFR(A)/ 4.240%	3.54%(A)		2,465	1,298
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 4.240%	3.61%(A)		2,560	7,643
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 4.240%	7.22%(A)		2,560	14
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.13%	1 Day SOFR(A)/ 4.240%	4.13%(A)		580	81
30-Year Interest Rate Swap, 11/04/55	Put	JPM	10/31/25	4.05%	1 Day SOFR(A)/ 4.240%	4.05%(A)		295	2,259
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		65,680	7,431
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		68,500	71,138
Total OTC Swaptions (cost $216,542)									$92,907
Total Options Purchased (cost $247,208)									$100,901
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		13		33	$(81)
3 Month SOFR	Call	12/12/25	$99.25		1		3	(6)
Total Exchange Traded (premiums received $68)								$(87)

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00		—	EUR	750	$(1,392)
Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27		—	EUR	759	(2,531)
Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25		—	EUR	755	(5,537)
Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00		—	EUR	755	(3,162)
Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50		—	EUR	1,465	(11,960)
Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00		—	EUR	2,577	(26,897)
Currency Option USD vs BRL	Call	MSI	10/09/25	5.55		—		887	(498)
Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70		—		878	(2,287)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		7,047	(4,533)
Currency Option USD vs JPY	Call	MSI	10/07/25	148.50		—		881	(2,835)
Currency Option USD vs JPY	Call	MSI	10/14/25	145.00		—		874	(17,028)
Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00		—		355	(2,389)
Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00		—		2,250	(34,468)
Currency Option USD vs TRY	Call	CITI	10/02/25	43.75		—		1,757	(13)
Currency Option USD vs TRY	Call	JPM	10/15/25	42.50		—		889	(4,056)
Currency Option USD vs TRY	Call	CITI	10/16/25	43.00		—		1,782	(7,053)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00		—		887	(9,928)
Currency Option USD vs TWD	Call	MSI	10/16/25	30.10		—		891	(11,688)
Currency Option USD vs TWD	Call	JPM	10/22/25	30.25		—		865	(8,641)
Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60		—		892	(1,958)
Currency Option EUR vs USD	Put	CITI	10/10/25	1.18		—	EUR	757	(3,816)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		3,569	(3,080)
Currency Option USD vs JPY	Put	CITI	10/09/25	148.00		—		1,330	(9,503)
Currency Option USD vs JPY	Put	DB	10/15/25	146.50		—		1,335	(5,499)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.75		—		887	(251)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.80		—		800	(265)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25		—		1,827	(2,917)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50		—		873	(2,449)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50		—		437	(1,298)
Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40		—		734	(8,858)
Total OTC Traded (premiums received $329,583)									$(196,790)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(A)/ 4.240%	2.37%(A)		9,860	$(1,571)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		65,680	(33,878)
CDX.NA.IG.44.V1, 06/20/30	Call	RBC	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		68,500	(69,718)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 2.032%	EUR	4,410	(140)
2-Year Interest Rate Swap, 11/18/27	Put	CITI	11/14/25	3.68%	3.68%(A)	1 Day SOFR(A)/ 4.240%		4,930	(708)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 4.240%		2,560	(4,756)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 4.240%		2,560	(2,904)
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.240%		1,160	(24)
A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30-Year Interest Rate Swap, 11/04/55	Put	JPM	10/31/25	4.17%	4.17%(A)	1 Day SOFR(A)/ 4.240%	590	$(1,877)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	65,680	(1,373)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	10,480	(3,001)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	52,130	(14,927)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	68,500	(28,870)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	1,770	(675)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	9,340	(3,561)
Total OTC Swaptions (premiums received $217,722)								$(167,983)
Total Options Written (premiums received $547,373)								$(364,860)

Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
49	90 Day Euro EURIBOR	Dec. 2026	$14,090,875	$(16,446)
57	3 Month CME SOFR	Mar. 2026	13,724,888	12,675
191	2 Year U.S. Treasury Notes	Dec. 2025	39,804,102	(13,052)
38	5 Year Canadian Government Bonds	Dec. 2025	3,148,782	5,712
1,661	5 Year U.S. Treasury Notes	Dec. 2025	181,373,410	109,296
22	10 Year Korean Treasury Bonds	Dec. 2025	1,840,533	(17,875)
9	10 Year Canadian Government Bonds	Dec. 2025	791,938	16,324
11	10 Year Euro-Bund	Dec. 2025	1,660,424	(221)
3	10 Year Japanese Bonds	Dec. 2025	2,754,640	(21,097)
30	10 Year U.K. Gilt	Dec. 2025	3,665,121	9,079
1,058	10 Year U.S. Treasury Notes	Dec. 2025	119,025,000	385,021
593	10 Year U.S. Ultra Treasury Notes	Dec. 2025	68,241,331	772,764
546	20 Year U.S. Treasury Bonds	Dec. 2025	63,660,188	1,290,688
23	30 Year Euro Buxl	Dec. 2025	3,091,321	(15,662)
159	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	19,089,938	385,323
1	Euro Schatz Index	Dec. 2025	125,600	(1)
65	Euro-BTP Italian Government Bond	Dec. 2025	9,145,380	96,133
222	Mini MSCI EAFE Index	Dec. 2025	30,916,830	(17,161)
99	Russell 2000 E-Mini Index	Dec. 2025	12,154,725	76,439
137	S&P 500 E-Mini Index	Dec. 2025	46,160,438	396,587
30	Short Euro-BTP	Dec. 2025	3,801,633	2,872
				3,457,398
Short Positions:
49	90 Day Euro EURIBOR	Dec. 2028	14,029,032	(2,886)
114	2 Year U.S. Treasury Notes	Dec. 2025	23,757,422	(800)
90	5 Year Euro-Bobl	Dec. 2025	12,448,335	(1,543)
77	5 Year U.S. Treasury Notes	Dec. 2025	8,408,039	(4,652)
88	10 Year Euro-Bund	Dec. 2025	13,283,390	5,424
43	10 Year U.S. Treasury Notes	Dec. 2025	4,837,500	(11,600)
38	10 Year U.S. Ultra Treasury Notes	Dec. 2025	4,372,969	25,170
A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2	30 Year Euro Buxl	Dec. 2025	$268,810	$(2,162)
37	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	4,442,313	(53,257)
74	British Pound Currency	Dec. 2025	6,221,088	26,192
15	Canadian Dollar Currency	Dec. 2025	1,081,500	8,753
363	Euro Currency	Dec. 2025	53,506,200	(327,053)
49	Euro Schatz Index	Dec. 2025	6,154,394	5,123
5	Euro-OAT	Dec. 2025	712,355	(7,813)
				(341,104)
				$3,116,294
Bond forward contract outstanding at September 30, 2025:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

U.S. Treasury Bond
5.000%, 05/15/45	JPM	12/03/25	3,555	$100.87	$3,585,983	$3,690,369	$104,386	$—
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	CITI	AUD	100	$65,710	$66,053	$343	$—
Expiring 10/15/25	CITI	AUD	88	57,877	58,243	366	—
Expiring 10/15/25	CITI	AUD	59	38,239	38,918	679	—
Expiring 10/22/25	CITI	AUD	272	180,731	180,347	—	(384)
Expiring 10/22/25	HSBC	AUD	31	20,394	20,237	—	(157)
Expiring 10/22/25	MSI	AUD	774	506,767	512,413	5,646	—
Brazilian Real,
Expiring 10/02/25	GSI	BRL	27,648	5,041,188	5,192,319	151,131	—
Expiring 10/02/25	GSI	BRL	4,260	798,000	800,014	2,014	—
Expiring 11/04/25	GSI	BRL	31,908	5,957,720	5,943,364	—	(14,356)
British Pound,
Expiring 10/22/25	BNP	GBP	566	766,284	761,589	—	(4,695)
Expiring 10/22/25	BNY	GBP	429	582,793	577,110	—	(5,683)
Expiring 10/22/25	CITI	GBP	375	508,805	504,718	—	(4,087)
Expiring 10/22/25	CITI	GBP	373	505,803	501,338	—	(4,465)
Expiring 10/22/25	CITI	GBP	118	160,127	158,828	—	(1,299)
Expiring 10/22/25	CITI	GBP	29	38,588	38,416	—	(172)
Expiring 10/22/25	JPM	GBP	84	111,335	112,494	1,159	—
Expiring 10/22/25	MSI	GBP	12	15,612	15,619	7	—
Expiring 10/22/25	MSI	GBP	11	14,627	14,417	—	(210)
Expiring 12/17/25	WBC	GBP	137	185,236	183,730	—	(1,506)
Chilean Peso,
Expiring 12/17/25	CA	CLP	888,871	916,296	924,479	8,183	—
Chinese Renminbi,
Expiring 10/22/25	BNP	CNH	1,285	180,947	180,531	—	(416)
Expiring 10/22/25	GSI	CNH	2,184	307,405	306,825	—	(580)
Expiring 11/19/25	MSI	CNH	616	86,288	86,740	452	—
Expiring 12/17/25	MSI	CNH	4,729	667,000	667,031	31	—
A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 12/17/25	CITI	CZK	1,435	$69,082	$69,324	$242	$—
Euro,
Expiring 10/22/25	BNP	EUR	1,242	1,459,681	1,459,782	101	—
Expiring 10/22/25	CITI	EUR	1,122	1,321,927	1,319,604	—	(2,323)
Expiring 10/22/25	CITI	EUR	257	302,675	301,690	—	(985)
Expiring 10/22/25	CITI	EUR	29	34,275	34,216	—	(59)
Expiring 10/22/25	GSI	EUR	2,655	3,104,382	3,120,922	16,540	—
Expiring 10/22/25	HSBC	EUR	182	214,333	213,957	—	(376)
Expiring 10/22/25	MSI	EUR	2,706	3,149,935	3,181,763	31,828	—
Expiring 10/22/25	MSI	EUR	2,490	2,953,005	2,927,405	—	(25,600)
Expiring 10/22/25	MSI	EUR	1,739	2,024,325	2,044,585	20,260	—
Expiring 10/22/25	MSI	EUR	330	386,394	388,457	2,063	—
Expiring 12/17/25	GSI	EUR	93	109,202	109,206	4	—
Expiring 12/17/25	MSI	EUR	37	43,035	43,045	10	—
Hong Kong Dollar,
Expiring 11/19/25	GSI	HKD	3,341	429,372	429,801	429	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	184,258	559,000	553,922	—	(5,078)
Expiring 10/22/25	BARC	HUF	148,716	439,000	447,073	8,073	—
Expiring 10/22/25	BARC	HUF	126,677	367,299	380,819	13,520	—
Expiring 10/22/25	DB	HUF	152,669	457,000	458,958	1,958	—
Expiring 10/22/25	GSI	HUF	213,550	643,000	641,979	—	(1,021)
Expiring 10/22/25	GSI	HUF	185,136	560,000	556,561	—	(3,439)
Expiring 10/22/25	UAG	HUF	189,220	568,000	568,838	838	—
Expiring 10/22/25	UAG	HUF	183,257	555,000	550,913	—	(4,087)
Expiring 10/22/25	UAG	HUF	182,012	552,000	547,168	—	(4,832)
Indian Rupee,
Expiring 12/17/25	BOA	INR	118,023	1,324,000	1,322,173	—	(1,827)
Expiring 12/17/25	BOA	INR	48,786	553,000	546,537	—	(6,463)
Expiring 12/17/25	CITI	INR	99,068	1,112,000	1,109,830	—	(2,170)
Expiring 12/17/25	CITI	INR	42,758	479,700	479,006	—	(694)
Expiring 12/17/25	HSBC	INR	97,004	1,087,000	1,086,705	—	(295)
Expiring 12/17/25	HSBC	INR	47,634	537,000	533,624	—	(3,376)
Expiring 12/17/25	MSI	INR	1,187,873	13,407,903	13,307,387	—	(100,516)
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	20,174,035	1,229,000	1,206,479	—	(22,521)
Expiring 12/17/25	HSBC	IDR	17,679,490	1,058,500	1,057,296	—	(1,204)
Expiring 12/17/25	HSBC	IDR	17,096,864	1,041,000	1,022,453	—	(18,547)
Expiring 12/17/25	HSBC	IDR	14,733,567	894,000	881,119	—	(12,881)
Expiring 12/17/25	HSBC	IDR	11,180,050	680,000	668,607	—	(11,393)
Expiring 12/17/25	HSBC	IDR	10,299,900	615,500	615,970	470	—
Israeli Shekel,
Expiring 10/15/25	GSI	ILS	185	55,682	55,914	232	—
Expiring 10/15/25	MSI	ILS	609	183,216	183,955	739	—
Japanese Yen,
Expiring 10/22/25	BNP	JPY	74,260	504,352	503,377	—	(975)
Expiring 10/22/25	CITI	JPY	43,443	297,508	294,485	—	(3,023)
Expiring 10/22/25	HSBC	JPY	4,947	33,368	33,537	169	—
Expiring 10/22/25	HSBC	JPY	2,860	19,393	19,385	—	(8)
Expiring 10/22/25	HSBC	JPY	2,784	18,910	18,870	—	(40)
Expiring 10/22/25	MSI	JPY	338,922	2,299,825	2,297,408	—	(2,417)
Expiring 10/22/25	MSI	JPY	5,676	38,668	38,475	—	(193)
Expiring 11/19/25	GSI	JPY	11,759	80,857	79,927	—	(930)
Expiring 11/19/25	GSI	JPY	9,780	66,557	66,474	—	(83)
Expiring 11/19/25	MSI	JPY	79,352	541,586	539,354	—	(2,232)
A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	44,291	$1,479,578	$1,462,532	$—	$(17,046)
New Zealand Dollar,
Expiring 10/15/25	MSI	NZD	87	52,346	50,409	—	(1,937)
Expiring 10/22/25	BARC	NZD	115	68,623	66,494	—	(2,129)
Expiring 10/22/25	BNP	NZD	1,705	1,015,887	989,224	—	(26,663)
Expiring 10/22/25	CITI	NZD	852	503,563	494,321	—	(9,242)
Expiring 10/22/25	MSI	NZD	853	508,312	495,046	—	(13,266)
Norwegian Krone,
Expiring 12/17/25	MSI	NOK	1,588	160,668	159,109	—	(1,559)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	6,995	1,985,796	2,010,519	24,723	—
Expiring 12/17/25	CITI	PEN	3,497	994,422	1,005,259	10,837	—
Expiring 12/17/25	CITI	PEN	2,887	821,000	829,711	8,711	—
Expiring 12/17/25	CITI	PEN	2,875	816,000	826,352	10,352	—
Expiring 12/17/25	SSB	PEN	3,497	992,363	1,005,260	12,897	—
Philippine Peso,
Expiring 12/17/25	CITI	PHP	33,480	585,000	572,642	—	(12,358)
Expiring 12/17/25	MSI	PHP	404,719	7,039,630	6,922,409	—	(117,221)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	1,324	362,722	364,269	1,547	—
Expiring 10/22/25	BNP	PLN	1,027	282,131	282,358	227	—
Singapore Dollar,
Expiring 11/19/25	CITI	SGD	393	308,759	305,764	—	(2,995)
South African Rand,
Expiring 10/22/25	HSBC	ZAR	26,885	1,541,351	1,554,334	12,983	—
Expiring 12/17/25	BARC	ZAR	22,520	1,280,730	1,296,768	16,038	—
South Korean Won,
Expiring 11/19/25	MSI	KRW	182,460	132,203	130,226	—	(1,977)
Expiring 12/17/25	JPM	KRW	62,331	45,092	44,552	—	(540)
Swedish Krona,
Expiring 10/22/25	MSI	SEK	4,728	507,370	502,914	—	(4,456)
Expiring 12/17/25	CITI	SEK	4,309	465,370	459,906	—	(5,464)
Expiring 12/17/25	MSI	SEK	490	52,817	52,280	—	(537)
Swiss Franc,
Expiring 10/22/25	MSI	CHF	998	1,257,233	1,257,731	498	—
Expiring 12/17/25	CITI	CHF	52	66,088	66,059	—	(29)
Expiring 12/17/25	GSI	CHF	953	1,208,750	1,208,209	—	(541)
Expiring 12/17/25	MSI	CHF	152	192,534	192,218	—	(316)
Thai Baht,
Expiring 10/22/25	MSI	THB	5,850	181,501	180,849	—	(652)
Expiring 12/17/25	HSBC	THB	1,947	61,768	60,483	—	(1,285)
Expiring 12/17/25	JPM	THB	21,676	675,000	673,206	—	(1,794)
Turkish Lira,
Expiring 10/22/25	GSI	TRY	11,365	265,923	268,366	2,443	—
Expiring 12/22/25	MSI	TRY	13,293	282,512	298,795	16,283	—
				$92,367,261	$92,252,682	385,026	(499,605)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	CITI	AUD	29	$19,176	$19,391	$—	$(215)
Expiring 10/15/25	MSI	AUD	26	17,382	17,472	—	(90)
A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/15/25	WBC	AUD	112	$73,728	$74,325	$—	$(597)
Expiring 10/22/25	BARC	AUD	1,818	1,187,364	1,203,686	—	(16,322)
Expiring 10/22/25	CITI	AUD	771	507,986	510,056	—	(2,070)
Expiring 10/22/25	GSI	AUD	3,824	2,543,131	2,531,247	11,884	—
Expiring 10/22/25	MSI	AUD	771	505,597	510,056	—	(4,459)
Brazilian Real,
Expiring 10/02/25	GSI	BRL	31,908	6,004,019	5,992,333	11,686	—
British Pound,
Expiring 10/22/25	BNP	GBP	6,521	8,829,491	8,770,749	58,742	—
Expiring 10/22/25	CITI	GBP	373	509,199	501,338	7,861	—
Expiring 10/22/25	GSI	GBP	181	243,189	243,739	—	(550)
Expiring 10/22/25	HSBC	GBP	9	11,476	11,562	—	(86)
Expiring 10/22/25	MSI	GBP	530	714,000	713,445	555	—
Expiring 10/22/25	MSI	GBP	378	506,900	507,874	—	(974)
Expiring 10/22/25	MSI	GBP	208	276,818	280,313	—	(3,495)
Expiring 10/22/25	MSI	GBP	13	16,891	16,821	70	—
Expiring 10/22/25	MSI	GBP	12	16,199	16,020	179	—
Expiring 10/22/25	TD	GBP	3,619	4,851,539	4,867,471	—	(15,932)
Expiring 10/22/25	TD	GBP	1,581	2,119,444	2,126,404	—	(6,960)
Expiring 12/17/25	GSI	GBP	715	969,357	961,962	7,395	—
Expiring 12/17/25	MSI	GBP	383	518,692	514,472	4,220	—
Canadian Dollar,
Expiring 10/15/25	CITI	CAD	390	286,342	280,731	5,611	—
Expiring 10/15/25	GSI	CAD	96	69,400	68,888	512	—
Expiring 10/15/25	MSI	CAD	6	4,400	4,314	86	—
Expiring 10/15/25	MSI	CAD	5	3,945	3,883	62	—
Expiring 10/22/25	BARC	CAD	4,169	3,065,511	2,999,184	66,327	—
Expiring 10/22/25	BNP	CAD	4,578	3,309,554	3,293,160	16,394	—
Expiring 10/22/25	BNP	CAD	67	49,245	48,247	998	—
Expiring 10/22/25	GSI	CAD	3	2,127	2,127	—	—
Expiring 10/22/25	GSI	CAD	2	1,209	1,203	6	—
Expiring 10/22/25	HSBC	CAD	3	2,125	2,128	—	(3)
Expiring 10/22/25	MSI	CAD	167	120,356	120,344	12	—
Expiring 10/22/25	MSI	CAD	17	12,268	12,171	97	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	496,268	516,000	516,149	—	(149)
Expiring 12/17/25	HSBC	CLP	1,111,382	1,171,000	1,155,904	15,096	—
Chinese Renminbi,
Expiring 10/22/25	BNP	CNH	1,289	181,746	181,171	575	—
Expiring 12/17/25	BOA	CNH	6,496	918,000	916,272	1,728	—
Expiring 12/17/25	TD	CNH	74,874	10,562,832	10,561,380	1,452	—
Expiring 12/17/25	TD	CNH	43,076	6,076,949	6,076,114	835	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	1,848,706	462,177	466,617	—	(4,440)
Expiring 12/17/25	GSI	COP	1,631,039	406,611	411,677	—	(5,066)
Expiring 12/17/25	MSI	COP	1,848,706	465,388	466,617	—	(1,229)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	71,021	3,363,573	3,427,029	—	(63,456)
Expiring 10/22/25	BNP	CZK	50,221	2,418,940	2,423,355	—	(4,415)
Expiring 12/17/25	MSI	CZK	1,438	69,683	69,469	214	—
Danish Krone,
Expiring 12/17/25	MSI	DKK	929	146,783	146,806	—	(23)
Euro,
Expiring 10/22/25	BARC	EUR	36,183	42,304,649	42,539,437	—	(234,788)
Expiring 10/22/25	BARC	EUR	3,917	4,579,800	4,605,218	—	(25,418)
A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/22/25	BNP	EUR	323	$378,078	$379,865	$—	$(1,787)
Expiring 10/22/25	DB	EUR	26,794	31,548,283	31,501,229	47,054	—
Expiring 10/22/25	DB	EUR	2,901	3,415,341	3,410,247	5,094	—
Expiring 10/22/25	HSBC	EUR	595	702,976	699,670	3,306	—
Expiring 10/22/25	HSBC	EUR	69	81,269	81,419	—	(150)
Expiring 10/22/25	JPM	EUR	3,816	4,492,989	4,486,672	6,317	—
Expiring 10/22/25	JPM	EUR	514	610,227	604,106	6,121	—
Expiring 10/22/25	JPM	EUR	148	175,680	174,511	1,169	—
Expiring 10/22/25	JPM	EUR	20	23,130	22,984	146	—
Expiring 10/22/25	MSI	EUR	30,251	35,542,801	35,564,941	—	(22,140)
Expiring 10/22/25	MSI	EUR	315	369,552	370,135	—	(583)
Expiring 10/22/25	MSI	EUR	251	295,101	294,671	430	—
Expiring 10/22/25	MSI	EUR	113	132,812	132,888	—	(76)
Expiring 10/22/25	MSI	EUR	11	13,111	13,117	—	(6)
Expiring 10/22/25	MSI	EUR	1	1,105	1,103	2	—
Expiring 10/22/25	SSB	EUR	36,183	42,493,164	42,539,438	—	(46,274)
Expiring 10/22/25	SSB	EUR	3,917	4,600,208	4,605,217	—	(5,009)
Expiring 10/22/25	SSB	EUR	991	1,148,000	1,165,185	—	(17,185)
Expiring 10/22/25	UAG	EUR	35,252	41,484,981	41,444,401	40,580	—
Expiring 12/17/25	CITI	EUR	307	362,288	362,291	—	(3)
Expiring 12/17/25	WBC	EUR	424	500,332	500,508	—	(176)
Hungarian Forint,
Expiring 10/22/25	CITI	HUF	184,440	552,000	554,468	—	(2,468)
Expiring 10/22/25	MSI	HUF	631,490	1,884,342	1,898,403	—	(14,061)
Expiring 10/22/25	MSI	HUF	353,107	1,059,000	1,061,519	—	(2,519)
Indian Rupee,
Expiring 12/17/25	BOA	INR	77,797	878,000	871,541	6,459	—
Expiring 12/17/25	CITI	INR	83,073	939,000	930,646	8,354	—
Indonesian Rupiah,
Expiring 12/17/25	CITI	IDR	13,170,990	798,000	787,672	10,328	—
Expiring 12/17/25	JPM	IDR	9,114,917	551,453	545,104	6,349	—
Japanese Yen,
Expiring 10/22/25	BNP	JPY	126,250	856,654	855,796	858	—
Expiring 10/22/25	BNP	JPY	1,773	12,082	12,019	63	—
Expiring 10/22/25	HSBC	JPY	219,680	1,495,763	1,489,117	6,646	—
Expiring 10/22/25	HSBC	JPY	164	1,118	1,109	9	—
Expiring 10/22/25	HSBC	JPY	164	1,109	1,115	—	(6)
Expiring 10/22/25	HSBC	JPY	163	1,104	1,103	1	—
Expiring 10/22/25	HSBC	JPY	162	1,100	1,096	4	—
Expiring 10/22/25	MSI	JPY	74,111	506,650	502,369	4,281	—
Expiring 10/22/25	MSI	JPY	566	3,845	3,840	5	—
Expiring 11/19/25	WBC	JPY	11,502	78,501	78,181	320	—
Mexican Peso,
Expiring 10/22/25	GSI	MXN	31,095	1,674,443	1,693,884	—	(19,441)
Expiring 10/22/25	GSI	MXN	1,936	104,443	105,461	—	(1,018)
Expiring 12/17/25	DB	MXN	8,304	440,924	449,665	—	(8,741)
New Zealand Dollar,
Expiring 10/22/25	CITI	NZD	854	510,739	495,278	15,461	—
Norwegian Krone,
Expiring 12/17/25	CITI	NOK	30	2,985	2,957	28	—
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	3,777	1,079,000	1,085,759	—	(6,759)
Expiring 12/17/25	CITI	PEN	2,621	750,000	753,258	—	(3,258)
Expiring 12/17/25	CITI	PEN	2,621	750,000	753,323	—	(3,323)
Expiring 12/17/25	CITI	PEN	2,613	747,000	751,190	—	(4,190)
A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/17/25	CITI	PEN	2,489	$710,000	$715,493	$—	$(5,493)
Expiring 12/17/25	CITI	PEN	2,204	629,000	633,643	—	(4,643)
Expiring 12/17/25	CITI	PEN	1,994	571,000	573,036	—	(2,036)
Expiring 12/17/25	SSB	PEN	2,588	736,000	743,949	—	(7,949)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	47,621	816,500	814,516	1,984	—
Expiring 12/17/25	CITI	PHP	46,411	795,000	793,830	1,170	—
Expiring 12/17/25	MSI	PHP	22,495	385,856	384,767	1,089	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	2,139	586,000	588,263	—	(2,263)
Romanian Leu,
Expiring 10/22/25	GSI	RON	606	139,731	139,710	21	—
Singapore Dollar,
Expiring 10/22/25	HSBC	SGD	2,496	1,950,737	1,938,182	12,555	—
Expiring 12/17/25	BOA	SGD	665	521,000	518,894	2,106	—
Expiring 12/17/25	CITI	SGD	738	578,000	575,298	2,702	—
Expiring 12/17/25	JPM	SGD	1,327	1,043,000	1,034,555	8,445	—
Expiring 12/17/25	MSI	SGD	17,200	13,465,059	13,411,154	53,905	—
South Korean Won,
Expiring 11/19/25	GSI	KRW	182,691	132,386	130,389	1,997	—
Expiring 12/17/25	JPM	KRW	1,796,392	1,299,549	1,283,978	15,571	—
Swedish Krona,
Expiring 10/22/25	HSBC	SEK	4,396	471,319	467,619	3,700	—
Swiss Franc,
Expiring 10/22/25	GSI	CHF	691	869,778	870,905	—	(1,127)
Expiring 12/17/25	WBC	CHF	51	65,258	65,172	86	—
Thai Baht,
Expiring 10/22/25	GSI	THB	5,747	180,947	177,668	3,279	—
Expiring 10/22/25	MSI	THB	43,990	1,390,639	1,359,967	30,672	—
Expiring 12/17/25	CITI	THB	18,242	576,000	566,553	9,447	—
Expiring 12/17/25	CITI	THB	17,510	555,000	543,820	11,180	—
Expiring 12/17/25	HSBC	THB	98,153	3,055,856	3,048,447	7,409	—
Expiring 12/17/25	MSI	THB	98,153	3,115,362	3,048,448	66,914	—
Expiring 12/17/25	MSI	THB	14,936	474,000	463,878	10,122	—
				$330,175,851	$330,122,936	626,336	(573,421)
						$1,011,362	$(1,073,026)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	AUD	776	EUR	433	$3,727	$—	CITI
10/22/25	Buy	EUR	750	HUF	296,468	—	(9,498)	CITI
10/22/25	Buy	GBP	375	CHF	404	—	(4,753)	GSI
10/22/25	Buy	NZD	878	EUR	433	562	—	CITI
10/22/25	Buy	SEK	2,375	CHF	201	—	(1,118)	MSI
10/22/25	Buy	SEK	2,395	EUR	217	—	(58)	CITI
10/22/25	Buy	SEK	4,782	CHF	404	—	(18)	CITI
						$4,289	$(15,445)
A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$55,863	$12	$55,851	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	6,628	12	6,616	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(15,883)	12	(15,895)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	58,200	12	58,188	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(19,971)	19	(19,990)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	22,572	56	22,516	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	10,977	12	10,965	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	(7,264)	12	(7,276)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(20,155)	31	(20,186)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(64,018)	56	(64,074)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	213,291	12	213,279	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(35,303)	37	(35,340)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	55,896	44	55,852	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(21,210)	50	(21,260)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	43,472	12	43,460	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	6,179	12	6,167	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(11,915)	19	(11,934)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	750	(14,787)	19	(14,806)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	48,180	56	48,124	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	129,692	56	129,636	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	(7,408)	12	(7,420)	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	(17,303)	56	(17,359)	MSI
				$415,733	$619	$415,114

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.366%	$(380,351)	$(5,118)	$(375,233)	MSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		415	$(10,303)	$(3,158)	$(7,145)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		415	(10,892)	(2,757)	(8,135)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	3,080	15,380	(12,300)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	(4,158)	3,224	(7,382)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(34,171)	(22,248)	(11,923)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	(572)	56,665	(57,237)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	(381)	36,970	(37,351)	MSI
					$(57,397)	$84,076	$(141,473)

A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		255	0.329%	$7,533	$6,636	$897	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		715	0.222%	1,418	1,292	126	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	135	0.257%	891	773	118	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		870	0.305%	7,489	7,323	166	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	220	0.147%	558	500	58	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	195	0.147%	494	438	56	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		100	0.389%	462	427	35	BARC
Kingdom of Norway	12/20/25	—%(Q)		420	0.033%	(31)	(46)	15	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		90	0.251%	338	324	14	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		90	0.261%	499	476	23	CITI
Oracle Corp.	06/20/30	1.000%(Q)		115	0.528%	2,388	2,473	(85)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		830	0.301%	20,546	7,676	12,870	JPM
Republic of Estonia	12/20/26	1.000%(Q)		240	0.150%	2,517	554	1,963	JPM
Republic of France	06/20/34	0.250%(Q)		465	0.648%	(13,631)	(8,937)	(4,694)	CITI
Republic of France	12/20/34	0.250%(Q)		1,195	0.676%	(39,174)	(26,405)	(12,769)	BOA
Republic of France	12/20/34	0.250%(Q)		470	0.676%	(15,408)	(14,125)	(1,283)	BOA
Republic of France	12/20/34	0.250%(Q)		40	0.676%	(1,311)	(1,262)	(49)	BOA
Republic of France	06/20/35	0.250%(Q)		1,450	0.701%	(52,377)	(49,692)	(2,685)	BARC
Republic of France	06/20/35	0.250%(Q)		510	0.701%	(18,422)	(17,731)	(691)	BARC
Republic of Italy	12/20/34	1.000%(Q)		185	0.706%	4,228	(1,060)	5,288	CITI
Republic of Italy	12/20/34	1.000%(Q)		185	0.706%	4,228	(1,060)	5,288	CITI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	430	0.150%	144	155	(11)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	310	0.170%	233	342	(109)	BARC
						$(86,388)	$(90,929)	$4,541

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	4,025	0.519%	$89,823	$92,507	$2,684
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	28,710	0.519%	643,993	659,842	15,849
					$733,816	$752,349	$18,533

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	500	*	$(6,646)	$(12,261)	$5,615	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	480	*	(6,388)	(6,052)	(336)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	600	*	583	706	(123)	GSI
					$(12,451)	$(17,607)	$5,156
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 3.746%	$(13,645)	$(11,189)	$2,456
AUD	360	12/03/30	2.750%(S)	6 Month BBSW(2)(S)/ 3.746%	(12,749)	(13,825)	(1,076)
AUD	910	12/03/32	2.850%(S)	6 Month BBSW(2)(S)/ 3.746%	(42,931)	(48,431)	(5,500)
AUD	1,080	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.746%	(74,525)	(70,464)	4,061
AUD	340	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 3.746%	(20,915)	(24,668)	(3,753)
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.746%	(18,711)	(20,148)	(1,437)
CAD	740	12/03/26	3.850%(S)	1 Day CORRA(2)(S)/ 2.560%	(1,413)	11,323	12,736
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	1,595	31,044	29,449
CAD	865	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	(942)	30,644	31,586
CAD	645	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	17,368	26,414	9,046
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.560%	(1,309)	1,510	2,819
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.045)%	—	(25,906)	(25,906)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ (0.045)%	—	40,831	40,831
CHF	415	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.045)%	(30,329)	(42,757)	(12,428)
CHF	340	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.045)%	—	(1,034)	(1,034)
CHF	140	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.045)%	26,241	27,879	1,638
CHF	735	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.045)%	—	8,249	8,249
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(2,799)	(2,799)
CNH	10,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.450%	—	(1,143)	(1,143)
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	$(78)	$92,472	$92,550
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	57,866	57,866
CNH	28,550	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	39,226	110,098	70,872
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	23,171	23,171
CNH	31,900	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	144,941	168,847	23,906
CNH	13,520	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	1,074	28,496	27,422
CNH	6,040	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	974	(4,406)	(5,380)
CNH	18,630	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(12,424)	(16,719)	(4,295)
CNH	37,700	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	(47,710)	(47,710)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.500%	—	(17,925)	(17,925)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.187%	(14,669)	(33,396)	(18,727)
EUR	1,840	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(24,131)	(24,131)
EUR	460	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(229)	(229)
EUR	2,265	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.916%	(56,105)	(68,970)	(12,865)
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.096%	—	81,967	81,967
EUR	1,827	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	25,800	25,800
EUR	1,169	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	13,433	13,433
EUR	45	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.916%	144	777	633
EUR	1,625	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.916%	41,133	40,589	(544)
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	(45,754)	(45,754)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	212,512	212,512
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(211,340)	(211,340)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	502,705	502,705
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(500,161)	(500,161)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.096%	—	(789,638)	(789,638)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	192,641	192,641
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(189,774)	(189,774)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.096%	796	(18,560)	(19,356)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	(435)	28,718	29,153
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.916%	(46,564)	(57,071)	(10,507)
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.916%	(256,563)	(376,502)	(119,939)
EUR	1,235	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.096%	(886)	100,843	101,729
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	(65,128)	71,550	136,678
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	(79,656)	231,131	310,787
GBP	1,035	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.967%	(60,710)	(75,938)	(15,228)
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 3.967%	389,270	247,057	(142,213)
GBP	400	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 3.967%	(41,082)	(53,992)	(12,910)
GBP	2,500	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(192,636)	491,788	684,424
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(13,710)	117,045	130,755
GBP	2,460	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.967%	(433,373)	(647,286)	(213,913)
GBP	895	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.967%	(46,356)	(60,817)	(14,461)
GBP	170	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	21,570	(84,902)	(106,472)
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.967%	310,954	358,024	47,070
GBP	305	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 3.967%	9,648	30,871	21,223
GBP	230	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.967%	13,236	24,961	11,725
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	625,611	(2,388,608)	(3,014,219)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 3.967%	44,587	217,884	173,297
GBP	165	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 3.967%	(11,686)	(26,729)	(15,043)
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.480%	$—	$(53,506)	$(53,506)
ILS	1,415	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	400	1,649	1,249
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(2,843)	(7,726)	(4,883)
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	15,106	18,476	3,370
JPY	475,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.477%	(15,049)	(23,509)	(8,460)
JPY	189,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	12,224	12,224
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(56,221)	(134,328)	(78,107)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(19,643)	(19,643)
JPY	220,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.477%	(7,794)	(25,192)	(17,398)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	28,861	33,420	4,559
JPY	502,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.477%	6,906	(237,319)	(244,225)
JPY	80,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.477%	2,458	12,731	10,273
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.477%	6,247	11,008	4,761
JPY	215,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.477%	(18,669)	(35,850)	(17,181)
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(3,776)	(9,482)	(5,706)
JPY	55,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(25,565)	(40,828)	(15,263)
JPY	100,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.477%	6,323	(19,679)	(26,002)
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	5,727	(234,653)	(240,380)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.477%	(20,770)	(29,311)	(8,541)
JPY	60,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(11,662)	(22,064)	(10,402)
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.477%	9,041	(559,062)	(568,103)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.477%	(17,325)	(26,830)	(9,505)
JPY	85,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.477%	(29,424)	(49,735)	(20,311)
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.477%	8,773	(160,193)	(168,966)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(39,667)	(67,836)	(28,169)
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(42,901)	(71,295)	(28,394)
JPY	90,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	(221)	67,952	68,173
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	36,241	(856,800)	(893,041)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.477%	74,035	161,571	87,536
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	46,705	46,705
JPY	100,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	8,727	(97,319)	(106,046)
JPY	35,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(32,912)	(35,801)	(2,889)
JPY	45,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.477%	—	2,480	2,480
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	1,433	1,433
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	(99,893)	(99,893)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	(6,224)	17,476	23,700
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	5,930	5,930
KRW	979,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	2,832	22,381	19,549
KRW	1,351,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	47,129	36,493	(10,636)
MXN	5,000	12/24/25	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	134	(889)	(1,023)
MXN	2,380	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	31	263	232
MXN	5,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	—	(3,600)	(3,600)
MXN	2,380	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	—	4,062	4,062
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(27,535)	(27,535)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.788%	—	(30,263)	(30,263)
NZD	190	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.788%	6,789	8,096	1,307
NZD	800	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.788%	—	15,613	15,613
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 4.580%	—	(57,518)	(57,518)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 1.886%	—	(45,253)	(45,253)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.199%	(1,490)	(11,774)	(10,284)
SGD	240	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 1.199%	10,084	12,291	2,207
SGD	165	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 1.199%	—	(1,225)	(1,225)
SGD	315	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.199%	—	(2,344)	(2,344)
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	215	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.199%	$—	$(1,166)	$(1,166)
THB	60,550	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.494%	—	(418)	(418)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	5,280	5,280
THB	9,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	37,534	37,534
THB	8,370	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	31,406	31,406
THB	5,700	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	11,889	11,889
THB	17,480	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.494%	38,081	48,457	10,376
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	7,526	7,526
	4,335	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.240%	1,511	9,819	8,308
	2,010	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.240%	—	15,331	15,331
	35,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	104,524	246,454	141,930
	66,340	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(425,573)	(425,573)
	29,490	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.240%	—	16,464	16,464
	8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	1,566	(86,853)	(88,419)
	3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(34,013)	(34,013)
	28,140	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	5,651	473,034	467,383
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.240%	—	206,450	206,450
	1,810	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(54,412)	(54,412)
	1,730	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(41,320)	(41,320)
	17,515	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(18,623)	(535,507)	(516,884)
	850	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(22,425)	(22,425)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(11,268)	(11,268)
	630	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(12,169)	(12,169)
	460	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.240%	—	8,848	8,848
	590	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(10,388)	(10,388)
	2,235	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.240%	—	(17,844)	(17,844)
	17,820	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	34,699	34,699
	845	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.240%	(35,392)	3,187	38,579
	770	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.240%	(297,337)	(321,337)	(24,000)
	10,980	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(76,841)	(340,266)	(263,425)
	220	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(2,720)	(2,720)
	420	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.240%	(2,372)	(7,824)	(5,452)
	2,590	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	1,182,250	1,187,660	5,410
	710	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	311,266	325,575	14,309
	3,975	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	16,380	112,171	95,791
	13,760	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	201,236	388,294	187,058
	400	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.240%	—	21,890	21,890
	9,720	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	75,344	429,354	354,010
	13,585	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	333,573	333,573
	1,035	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.240%	46,537	18,002	(28,535)
	455	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.240%	4,698	31,917	27,219
	690	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.240%	3,109	31,934	28,825
					$1,643,757	$(2,848,538)	$(4,492,295)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	3,298	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(14,843)	$—	$(14,843)	GSI
BRL	3,298	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	13,498	—	13,498	GSI
CNH	1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	7,040	—	7,040	MSI
CNH	700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	4,145	—	4,145	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(11,816)	(29)	(11,787)	HSBC
MYR	1,505	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	7,235	—	7,235	JPM
A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	1,500	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	$(3,071)	$(1)	$(3,070)	JPM
					$2,188	$(30)	$2,218

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.940%	BOA	04/01/26	4,816	$(527)	$—	$(527)
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 3.640%	GSI	12/16/25	(20,616)	249,111	—	249,111
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	11/06/25	14,400	65,095	—	65,095
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.290%	JPM	11/13/25	1,095	5,474	—	5,474
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.285%	CITI	12/12/25	25,820	350,863	—	350,863
					$670,016	$—	$670,016
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A51